UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07185

Morgan Stanley Select Dimensions Investment Series
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-296-6990

Date of fiscal year end:	December 31, 2008

Date of reporting period:	September 30, 2008

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Select Dimensions Investment Series - Money Market Portfolio

Portfolio of Investments • September 30, 2008 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Commercial Paper (26.3%)
	Asset-Backed - Diversified (2.7%)
5,000	Ranger Funding Co LLC	3.98%	12/10/08	$4,961,597

	Banking (5.3%)
4,500	Bank of America Corp	2.85 - 2.90	10/22/08-12/11/08	4,480,590
5,500	Citigroup Funding Inc.	2.94 - 2.96	10/29/08-11/20/08	5,484,775
				9,965,365
	Financial Conglomerates (2.4%)
4,500	General Electric Capital Corp.	2.50 - 2.75	12/05/08 - 12/30/08	4,472,965

	Insurance (3.7%)
7,000	ING America Insurance Holding Inc.	2.77 - 2.78	10/14/08 - 12/05/08	6,985,068

	International Banks (12.2%)
2,000	Allied Irish Banks NA	2.87	11/14/08	1,993,033
258	BNP Paribas	2.69	10/01/08	258,000
1,500	BNP Paribas Finance Inc.	2.90	12/23/08	1,490,064
2,000	Rabobank USA Financial Corp.	0.25	10/01/08	2,000,000
1,500	Royal Bank of Scotland GP (a)	3.07	10/28/08	1,496,597
2,465	Royal Bank of Scotland GP (a)	2.88 - 2.91	10/08/08- 11/14/08	2,458,381
500	Royal Bank of Scotland PLC	3.11	03/16/09	492,945
2,000	Societe General N.A., Inc.	2.88	12/29/08	1,985,884
3,500	Swedbank AB	2.98 - 3.02	10/31/08- 12/10/08	3,486,394
1,000	Swedbank Mortgage AB	3.07	10/29/08	997,627
6,000	UBS Finance (Delaware) LLC	1.00 - 2.87	10/01/08 - 12/05/08	5,990,583
				22,649,507

	Total Commercial Paper (Cost $49,034,503)			49,034,503

	Certificate of Deposit (35.2%)
	Domestic Banks (9.1%)
2,500	Branch Banking and Trust	3.19	02/05/09	2,500,000
6,000	Chase Bank USA	2.64-2.67	10/23/08-10/29/08	6,000,000
1,500	HSBC Bank USA	3.19	10/09/08	1,500,000
2,000	Suntrust Bank	2.90	11/17/08	2,000,000
3,000	Wachovia Bank NA	2.80	10/16/08	3,000,000
2,000	Wells Fargo Bank NA	2.70	11/25/08	2,000,000
				17,000,000

	International Banks (26.1%)
2,000	Allied Irish Banks plc - NY	2.91	12/30/08	2,000,050
2,000	Banco Bilbao Vizcaya - NY	2.90	12/12/08	2,000,638
4,000	Banco Santander S.A. - NY	3.01	12/18/08	3,999,994
2,600	Bank of Scotland - HBOS	2.95-3.04	10/22/08 - 11/12/08	2,600,160
7,500	Calyon - NY	2.72 - 3.17	10/10/08 - 01/30/09	7,500,000
2,500	Credit Industriel	3.00	12/12/08	2,500,000
2,000	Fortis Bank - NY	3.02	11/24/08	2,000,000
2,000	Intesa Bank Ireland Plc	2.82	11/25/08	2,000,000
5,000	Intesa Sanpaolo SpA	2.92- 2.92	10/08/08 - 12/09/08	5,000,000
7,000	NATIXIS	2.92- 2.98	11/12/08 - 11/18/08	7,000,000
4,750	Nordea Bank Finland - NY	2.75 - 3.31	10/22/08- 10/24/08	4,754,640
1,000	Royal Bank of Scotland Plc	2.88	11/03/08	1,000,067
2,500	Skandinaviska Enskilda	2.75	10/31/08	2,500,000
1,700	Societe General	2.85	10/10/08	1,700,000
2,000	Svenska Handelsbanken - NY	2.75	10/09/08	2,000,955
				48,556,504

	Total Certificate of Deposit (Cost $65,556,504)			65,556,504

	Repurchase Agreements (30.6%)
	Barclays Capital Inc.
	(dated 09/30/08; proceeds $ $41,002,563) (Cost $41,000,000) (d)			41,000,000
	BNP Paribas Securities Inc.
	(dated 09/30/08; proceeds $16,000,111) (Cost $16,000,000) (e)			16,000,000
	Total Repurchase Agreements (Cost $57,000,000)			57,000,000

	Floating Rate Notes (5.9%)
	Domestic Bank (0.8%)
1,500	Wachovia Bank NA	2.95(b)	02/04/09(c)	1,500,000

	International Banks (4.6%)
1,000	Bank of Nova Scotia - NY	3.20(b)	05/06/09(c)	1,000,000
2,000	Bank of Scotland HBOS	2.89(b)	01/09/09(c)	2,000,035
4,000	Barclays Bank plc	2.99-3.35(b)	04/14/09 - 07/20/09(c)	4,000,000
1,500	Deutsche Bank AG	3.41(b)	01/21/09(c)	1,500,000
				8,500,035
	U.S. Government Agency (0.5%)
1,000	Federal Home Loan Banks	2.58	01/23/09	1,000,101

	Total Floating Rate Notes (Cost $11,000,136)			11,000,136

	U.S. Government Agencies - Debenture Bonds (1.6%)
2,000	Federal Home Loan Banks	2.50	11/14/08	2,002,496
1,000	Freddie Mac	2.68	12/22/08	993,987

	Total U.S Government Agencies - Debenture Bonds (Cost $2,996,483)			2,996,483

	Total Investments (Cost $185,587,626) (f)		99.6%	185,587,626

	Other Assets in Excess of Liabilities		0.4	782,220

	Net Assets		100.0%	$186,369,846

(a)	Resale is restricted to qualified institutional investors
(b)	Rate shown is the rate in effect at September 30, 2008.
(c)	Date of next interest rate reset.
(d)	Collateralized by Federal National Mortgage Assoc. 4.00%- 9.00% due 05/01/11- 06/01/38 valued at $42,230,000.
(e)	Collateralized by U.S. Treasury Bills 2.50% due 07/15/16 valued at $16,320,082.
(f)	Cost is the same for federal income tax purposes.

MS Select Money Market

Notes to the Portfolio of Investments

FAS 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at September 30, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$185,587,626	—	$185,587,626	—

Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Morgan Stanley Select Dimensions- Flexible Income Portfolio

Portfolio of Investments September 30, 2008 (unaudited)

	PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
		Government and Corporate Bonds (77.4%)
		Foreign (14.9%)
		Argentina (0.0%)
		Foreign Government Obligations
$19		Republic of Argentina (a)(b)(c)	8.28%		12/31/33	$7,244

		Australia (0.1%)
		Other Metals/Minerals
	35	Rio Tinto Fin USA Ltd.	6.50		07/15/18	33,155

		Bermuda (0.3%)
		Insurance Brokers/Services
	200	Catlin Insurance Co., Ltd. - 144A (d)	7.249	(e)	(f)	89,388

		Brazil (1.7%)
		Foreign Governments & Agencies (1.6%)
	200	Bano Nac De Desen Eono - 144A (d)	6.369		06/16/18	177,000
	14	Federal Republic of Brazil	8.00		01/15/18	15,050
	160	Federal Republic of Brazil	11.00		08/17/40	201,000
	150	Federal Republic of Brazil	6.00		01/17/17	145,125
						538,175
		Major Banks (0.1%)
BRL	70	Banco ABN AMRO	16.20		02/22/10	36,234

		Total Brazil				574,409

		Canada (1.1%)
		Financial Conglomerates (0.0%)
$10		Brookfield Asset Management Inc.	5.80		04/25/17	8,807

		Integrated Oil (0.1%)
	30	Petro - Canada	6.05		05/15/18	26,233

		Media Conglomerates (0.0%)
	1	Canwest Media Inc.	8.00		09/15/12	502

		Oil & Gas Pipelines (0.6%)
	230	Kinder Morgan Finance Co.	5.70		01/05/16	198,950

		Other Metals/Minerals (0.3%)
	90	Brascan Corp.	7.125		06/15/12	90,142

		Telecommunication Equipment (0.1%)
	60	Nortel Network Ltd. - 144A (d)	10.75		07/15/16	37,050

		Total Canada				361,684

		Cayman Islands (0.6%)
		Property - Casualty Insurers
	200	Mantis Reef Ltd. - 144A (d)	4.692		11/14/08	199,894

		Denmark (0.4%)
		Telecommunications
	80	Nordic Telecommunications Holdings- 144A (d)	8.875		05/01/16	73,200
EUR	60	TDC AS	6.50		04/19/12	81,089

		Total Denmark				154,289

		Equador (0.3%)
		Foreign Government Obligations
	$100	Republic of Ecuador	9.375		12/15/15	84,500
	50	Republic of Ecuador - 144A (d)	10.00		08/15/30	36,375

		Total Equador				120,875

		France (0.5%)
		Major Telecommunications (0.2%)
	70	France Telecom S.A.	8.50		03/01/31	76,141

		Media Conglomerates (0.2%)
	85	Vivendi - 144A (d)	6.625		04/04/18	81,960

		Oilfield Services/Equipment (0.1%)
	25	CIE Generale de Geophysique S.A.	7.50		05/15/15	24,000

		Total France				182,101

		Ghana (0.3%)
		Foreign Government Obligations
	100	Republic of Ghana - 144A (d)	8.50		10/04/17	95,000

		Indonesia (0.7%)
		Foreign Government Obligations (0.5%)
	100	Republic of Indonesia	7.75		01/17/38	90,593
	100	Republic of Indonesia - 144A (d)	7.75		01/17/38	90,500
						181,093
		Pulp & Paper (0.2%)
	264	Tjiwi Kimia Finance BV - 144A (d)	0.00	(e)	04/28/27	18,454
	22	Tjiwi Kimia Finance BV - 144A (d)	4.827	(e)	04/28/15	15,808
	107	Tjiwi Kimia Finance BV - 144A (d)	4.827	(e)	04/28/18	35,752
						70,014

		Total Indonesia				251,107

		Ireland (0.3%)
		Wireless Telecommunications
	120	VIP Finance (VimpelCom) - 144A (d)	9.125		04/30/18	93,287

		Israel (0.4%)
		Electrical Products
	144	Ormat Funding Corp.	8.25		12/30/20	131,103

		Luxembourg (0.7%)
		Major Telecommunications (0.4%)
	35	Telecom Italia Capital SA	6.999		06/04/18	31,471
	30	Telecom Italia Capital SA	4.00		11/15/08	29,909
	65	Telecom Italia Capital SA	4.00		01/15/10	63,134
						124,514
		Steel (0.3%)
	40	ArcelorMittal - 144A (d)	6.125		06/01/18	35,507
	100	Evraz Group SA - 144A (d)	9.50		04/24/18	72,500
						108,007

		Total Luxembourg				232,521

		Mexico (1.7%)
		Foreign Government Obligations (0.9%)
MXN	230	Mexican Fixed Rate Bonds - 144A (d)	8.00		12/17/15	20,566
	540	Mexican Fixed Rate Bonds	10.00		12/05/24	56,166
	456	Mexican Fixed Rate Bonds (Series M20)	9.50		12/18/14	43,964
	$72	United Mexican States Corp.	5.625		01/15/17	70,488
	40	United Mexican States Corp.	6.75		09/27/34	40,300
	61	United Mexican States Corp.	8.375		01/14/11	65,727
						297,211
		Oil & Gas Production (0.8%)
	170	Pemex Project Funding Master Trust - 144A (d)	4.119	(e)	06/15/10	167,671
	110	Pemex Project Funding Master Trust - 144A (d)	5.75		03/01/18	104,643
						272,314
		Total Mexico				569,525

		Netherlands (1.0%)
		Electric Utilities (0.2%)
	85	E.ON International Finance BV - 144A (d)	5.80	04/30/18	81,386

		Major Telecommunications (0.3%)
	25	Deutsche Telekom International Finance Corp. NV	8.25	06/15/30	24,234
	70	Telefonica Europe BV	8.25	09/15/30	70,540
					94,774
		Oil - Exploration & Production (0.5%)
	200	KazMunaiGaz Finance Sub - 144A (d)	9.125	07/02/18	171,000

		Total Netherlands			347,160

		Peru (0.6%)
		Foreign Government Obligations
	135	Republic of Peru	6.55	03/14/37	124,537
	73	Republic of Peru	8.75	11/21/33	87,235

		Total Peru			211,772

		Philippines (0.3%)
		Foreign Government Obligations
	87	Republic of Philippines	8.875	03/17/15	97,440

		Russia (1.8%)
		Foreign Government Obligations
	28	Federal Republic of Russia	0.00	03/31/10	29,478
	121	Federal Republic of Russia	0.00	07/24/18	166,072
	90	Federal Republic of Russia	0.00	06/24/28	144,675
	122	Federal Republic of Russia	7.50	03/31/30	123,667
	80	Ministry Finance of Russia	3.00	05/14/11	77,000
	100	Russian Agricultural Bank - 144A (d)	7.175	05/16/13	85,020

		Total Russia			625,912

		Switzerland (0.1%)
		Educational Facility
NGN	5,700	UBS AG - 144A (d)	0.00	04/09/09	45,715

		Turkey (0.9%)
		Foreign Government Obligations
$128		Republic of Turkey	11.00	01/14/13	147,520
	55	Republic of Turkey	11.875	01/15/30	79,271
	100	Republic of Turkey	6.75	04/03/18	94,000

		Total Turkey			320,791

		United Kingdom (0.1%)
		Pharmaceuticals: Major
	40	Astrazeneca Plc	5.90	09/15/17	39,453

	Venezuela (1.0%)
	Foreign Government Obligations
70	Republic of Venezuela	8.50		10/08/14	55,300
295	Republic of Venezuela	9.25		09/15/27	220,808
80	Republic of Venezuela	10.75		09/19/13	73,800

	Total Venezuela				349,908

	Total Foreign (Cost $5,906,093)				5,133,733

	United States (62.5%)
	Corporate Bonds (40.3%)
	Advertising/Marketing Services (1.0%)
400	Idears Inc.	8.00		11/15/16	111,000
65	Interpublic Group of Companies, Inc. (The)	6.25		11/15/14	54,275
240	Valassis Communications	8.25		03/01/15	166,800
					332,075
	Aerospace & Defense (0.2%)
61	Systems 2001 Asset Trust - 144A (d)	6.664		09/15/13	61,987

	Alternative Power Generation (0.3%)
115	NRG Energy Inc.	7.375		01/15/17	104,937

	Apparel/Footwear (0.3%)
110	Phillips-Van Heusen Corp.	7.25		02/15/11	108,625

	Auto Parts: O.E.M. (0.2%)
105	ArvinMeritor, Inc.	8.75		03/01/12	88,725

	Beverages: Alcoholic (0.3%)
100	FBG Finance Ltd. - 144A (d)	5.125		06/15/15	93,908

	Broadcasting (0.2%)
50	Sirius XM Radio Inc.	9.625		08/01/13	26,750
65	XM Satellite Radio Inc. - 144A (d)	13.00		08/01/13	38,675
					65,425
	Cable/Satellite TV (1.9%)
170	Cablevision Systems Corp. (Series B)	7.133	(e)	04/01/09	168,725
101	CCH I LLC/CCH I Cap Co.	11.00		10/01/15	67,165
80	Comcast Cable Communications, Inc.	5.70		05/15/18	69,952
125	DIRECTV Holdings - 144A (d)	7.625		05/15/16	113,750
60	EchoStar DBS Corp.	6.375		10/01/11	55,350
65	Echostar DBS Corp.	6.625		10/01/14	52,325
120	Intelsat Corp. - 144A (d)	9.25		06/15/16	111,000
40	NTL Cable PLC (United Kingdom)	8.75		04/15/14	33,800
					672,067
	Casino/Gaming (2.3%)
840	Aladdin Gaming Holdings/Capital Corp. LLC (Series B) (c)(g)(h)	0.00		03/01/10	0
175	Harrahs Operating Co Inc.	5.375		12/15/13	56,875
255	Isle of Capri Casinos	7.00		03/01/14	172,125
170	Las Vegas Sands Corp.	6.375		02/15/15	130,900
335	MGM Mirage Inc.	6.00		10/01/09	314,900
299	Resort At Summerlin LP/Ras Co. (Series B) (c)(g)(h)	13.00	(i)	12/15/07	0
165	Station Casinos, Inc.	6.00		04/01/12	93,225
30	Station Casinos, Inc.	6.875		03/01/16	8,550
					776,575
	Chemicals: Major Diversified (0.2%)
35	Dupont (EI) De Nemours	6.00		07/15/18	34,227
45	ICI Wilmington Inc.	4.375		12/01/08	44,921
					79,148
	Chemicals: Specialty (1.2%)
280	Innophos, Inc.	8.875	(e)	08/15/14	281,400
120	Koppers Holdings, Inc.	0.00		11/15/14	108,000
26	Koppers Industry Inc.	9.875	(j)	10/15/13	26,910
					416,310
	Coal (0.1%)
35	Foundation PA Coal Co.	7.25		08/01/14	33,950

	Computer Processing Hardware (0.1%)
25	Dell Inc. - 144A (d)	5.65		04/15/18	22,998

	Containers/Packaging (1.9%)
345	Berry Plastics Holding Corp.	8.875		09/15/14	270,825
150	Graphic Packaging International Corp.	9.50		08/15/13	136,500
260	Owens-Illinois, Inc.	7.50		05/15/10	258,700
					666,025
	Data Processing Services (0.5%)
70	Fiserv Inc.	6.80		11/20/17	67,666
105	Sungard Data Systems Inc.	9.125		08/15/13	95,025
					162,691
	Department Stores (0.1%)
30	General Electric Capital Corp.	5.625		05/01/18	25,403

	Discount Stores (0.1%)
20	Walmart Stores	4.25		04/15/13	19,650

	Diversified Manufacturing (0.4%)
155	Tyco Electonics Group	5.95		01/15/14	152,638

	Drugstore Chains (0.5%)
20	CVS Caremark Corp.	5.75		06/01/17	18,721
82	CVS Lease Pass Through - 144A (d)	6.036		12/10/28	73,435
185	Rite Aid Corp.	8.625		03/01/15	98,050
					190,206
	Electric Utilities (2.8%)
80	AES Corp. (The)	7.75		03/01/14	74,800
145	AES Corp. (The) - 144A (d)	8.00		06/01/20	127,600
80	Arizona Public Service Co.	5.80		06/30/14	74,089
20	CenterPoint Energy Resources, Corp.	6.25		02/01/37	15,869
10	CenterPoint Energy Resources, Corp. (Series B)	7.875		04/01/13	10,274
70	Consumers Energy Co. (Series H)	4.80		02/17/09	69,990
50	Detroit Edison Co. (The)	6.125		10/01/10	51,304
100	Entergy Gulf States, Inc.	3.21	(e)	12/01/09	99,115
30	IPALCO Enterprises, Inc.	8.625		11/14/11	30,300
70	Ohio Power Company (Series K)	6.00		06/01/16	66,892
205	Texas Comp Ekectric Holding Co. - 144A (d)	10.25		11/01/15	186,037
100	Texas Comp Ekectric Holding Co. - 144A (d)	10.25		11/01/15	90,750
50	Texas Eastern Transmission	7.00		07/15/32	48,723
35	Union Electric Co.	6.70		02/01/19	33,859
					979,602
	Electrical Products (0.2%)
55	Cooper Industries, Inc.	5.25		11/15/12	55,697

	Electronic Equipment/Instruments (0.1%)
25	Xerox Corp.	6.35		05/15/18	22,892

	Electronic Production Equipment (0.3%)
120	KLA Instruments Corp.	6.90		05/01/18	111,766

	Finance/Rental/Leasing (1.9%)
25	Capmark Financial Group Inc.	6.30		05/10/17	9,836
360	Capmark Financial Group Inc.	5.875		05/10/12	179,581
620	Ford Motor Credit Co LLC.	7.25		10/25/11	394,492
60	Residential Capital LLC - 144A (d)	9.625		05/15/15	14,700
60	SLM Corp.	8.45		06/15/18	40,858
					639,467
	Financial Conglomerates (1.2%)
10	Chase Manhattan Corp.	7.00		11/15/09	10,005
70	Citigroup Inc (Series E)	8.40		04/29/49	47,734
20	General Electric Capital Corp. (Series A)	4.25		12/01/10	19,344
615	GMAC LLC	6.875		09/15/11	274,552
45	JPMorgan Chase & Co.	6.00		01/15/18	41,105
35	Prudential Financial, Inc.	6.625		12/01/37	29,471
					422,211
	Financial Services (0.0%)
10	Lender Process Services - 144A (d)	8.125		07/01/16	9,800

	Food Retail (0.5%)
28	CA FM Lease Trust - 144A (d)	8.50		07/15/17	31,383
144	Delhaize America, Inc.	9.00		04/15/31	151,538
					182,921
	Food: Major Diversified (0.3%)
60	ConAgra Foods, Inc.	7.00		10/01/28	58,091
10	ConAgra Foods, Inc.	8.25		09/15/30	10,979
50	Kraft Foods Inc.	6.125		08/23/18	46,772
					115,842
	Food: Meat/Fish/Dairy (0.9%)
85	Michael Foods Inc. (Series B)	8.00		11/15/13	82,875
235	Pilgrim’s Pride Corp.	7.625		05/01/15	146,875
85	Smithfield Foods Inc.	7.00		08/01/11	74,375
					304,125
	Foods & Beverages (0.1%)
30	Dr Pepper Snapple Group - 144A (d)	6.82		05/01/18	29,008

	Gas Distributors (0.3%)
80	Equitable Resources, Inc.	6.50		04/01/18	76,459
30	NiSource Finance Corp.	6.80		01/15/19	27,299
					103,758
	Home Building (0.1%)
45	Pulte Homes, Inc.	6.375		05/15/33	33,075

	Home Improvement Chains (0.3%)
100	Home Depot Inc.	2.944	(e)	12/16/09	94,110

	Hospital/Nursing Management (2.3%)
125	Columbia/HCA Healthcare Corp.	7.69		06/15/25	93,530
210	HCA, Inc	6.25		02/15/13	176,400
95	HCA, Inc.	5.75		03/15/14	74,575
90	HCA, Inc.	6.50		02/15/16	71,775
135	Sun Healthcare Group Inc.	9.125		04/15/15	129,600
215	Tenet Healthcare Corp.	7.375		02/01/13	196,725
70	Tenet Healthcare Corp.	9.875		07/01/14	68,600
					811,205
	Hotels/Resorts/Cruiselines (0.1%)
25	Starwood Hotels & Resorts	6.75		05/15/18	22,388

	Industrial Conglomerates (0.7%)
245	General Electric Co.	5.25		12/06/17	214,759
15	Honeywell International, Inc.	5.30		03/01/18	14,144
					228,903
	Industrial Machinery (0.1%)
30	Parker-Hannifin Corp.	5.50		05/15/18	29,982

	Industrial Specialties (0.6%)
35	Cox Communications Inc. - 144A (d)	6.25		06/01/18	32,583
165	Johnsondiversy, Inc.	9.625		05/15/12	165,412
					197,995
	Insurance Brokers/Services (0.4%)
190	Farmers Exchange Capital - 144A (d)	7.05		07/15/28	152,019

	Integrated Oil (0.3%)
30	ConcoPhilips	5.20		05/15/18	28,045
30	Marathon Oil Corp.	5.90		03/15/18	26,688
40	Marathon Oil Corp.	6.00		10/01/17	35,992
					90,725
	Investment Banks/Brokers (0.8%)
25	Bear Stearns Companies Inc. (The)	7.25		02/01/18	24,099
55	Bear Stearns Companies Inc. (The)	5.55		01/22/17	47,306
10	Goldman Sachs Group Inc. (The)	6.15		04/01/18	8,329
70	Goldman Sachs Group Inc. (The)	6.75		10/01/37	46,844
55	Lehman Brothers Holdings, Inc.	5.75		01/03/17	275
55	Lehman Brothers Holdings, Inc.	6.50		07/19/17	275
90	Lehman Brothers Holdings, Inc.	6.875		07/17/37	450
100	Merrill Lynch & Co.	6.11		01/29/37	69,608
40	Merrill Lynch & Co.	6.875		04/25/18	35,449
45	NYSE Euronext	4.80		06/28/13	42,885
					275,520

	Major Banks (0.6%)
105	Bank of America Corp.	5.65		05/01/18	88,596
10	Bank of America Corp.	5.75		12/01/17	8,494
75	Credit Suisse New York	6.00		02/15/18	65,452
15	Credit Suisse New York	5.125		08/15/15	13,383
90	Wachovia Capital Trust III	5.80		03/15/42	37,817
					213,742
	Major Telecommunications (0.9%)
75	AT&T Corp.	8.00		11/15/31	76,157
40	Rogers Communications	6.80		08/15/18	37,908
30	SBC Communications, Inc.	6.15		09/15/34	25,092
45	Sprint Capital Corp.	6.90		05/01/19	34,935
55	Sprint Capital Corp.	8.75		03/15/32	42,990
70	Sprint Capital Corp.	6.00		12/01/16	53,981
35	Verizon Communications	5.50		02/15/18	30,993
					302,056
	Managed Health Care (0.1%)
50	UnitedHealth Group Inc.	6.00		02/15/18	45,309

	Media Conglomerates (0.4%)
40	Time Warner, Inc.	6.75		07/01/18	37,422
40	Time Warner, Inc.	5.875		11/15/16	35,210
85	Viacom, Inc.	6.875		04/30/36	68,326
					140,958
	Medical Specialties (0.7%)
45	Baxter International	5.375		06/01/18	43,099
40	Covidien International Finance	6.00		10/15/17	39,588
110	Hospira, Inc.	4.242	(e)	03/30/10	106,870
40	Invacare Corp.	9.75		02/15/15	40,200
					229,757
	Medical/Nursing Services (0.5%)
181	Fresenius Medical Care Capital Trust	7.875		06/15/11	183,715

	Miscellaneous (0.1%)
25	Transcanada Pipelines Ltd.	6.50		08/15/18	24,290

	Miscellaneous Commercial Services (0.6%)
55	Iron Mountain Inc.	7.75		01/15/15	54,725
140	Iron Mountain Inc.	8.625		04/01/13	138,600
					193,325
	Miscellaneous Manufacturing (0.0%)
195	Propex Fabrics Inc.	10.00		12/01/12	2,438

	Motor Vehicles (0.2%)
55	DaimlerChrysler North American Holdings Co.	8.50		01/18/31	55,400
30	Harley-Davidson Funding - 144A (d)	6.80		06/15/18	28,139
					83,539
	Multi-Line Insurance (0.4%)
160	AIG SunAmerica Global Financing VI - 144A (d)	6.30		05/10/11	129,727

	Oil & Gas Pipelines (1.0%)
95	Pacific Energy Partners/Finance	7.125		06/15/14	93,478
70	Plains All American Pipeline LP/PAA Finance Corp.	6.70		05/15/36	60,506

175	Williams Companies, Inc. (The)	7.875		09/01/21	175,351
					329,335
	Oil & Gas Production (2.7%)
110	Chaparral Energy Inc.	8.875		02/01/17	87,450
320	Chesapeake Energy Corp.	7.50		09/15/13	311,200
20	Devon Financing Corp.	7.875		09/30/31	20,363
335	Hilcorp Energy/Finance - 144A (d)	7.75		11/01/15	289,775
20	Plains Exploration & Production Co.	7.625		06/01/18	17,800
170	Sandrige Engergy - 144A (d)	8.625		04/01/15	153,000
45	XTO Energy Inc.	5.50		06/15/18	39,849
					919,437
	Oilfield Services/Equipment (0.5%)
175	Helix Energy Solutins - 144A (d)	9.50		01/15/16	164,500
30	Weatherford International, Inc.	6.00		03/15/18	26,981
					191,481
	Other Consumer Services (0.2%)
70	Expedia Inc. - 144A (d)	8.50		07/01/16	63,350

	Packaged Software (0.1%)
55	Oracle Corp.	5.75		04/15/18	51,159

	Pharmaceuticals: Major (0.2%)
40	GlaxoSmithKline Cap Inc.	5.65		05/15/18	38,046
30	Wyeth	5.45		04/01/17	29,040
10	Wyeth	5.50		02/15/16	9,774
					76,860
	Pharmaceuticals: Other (0.1%)
40	Axcan Intermediate Holding - 144A (d)	12.75		03/01/16	39,800

	Property - Casualty Insurers (0.1%)
25	Ace In A Holdings	5.60		05/15/15	23,688

	Publishing: Books/Magazines (0.2%)
95	Dex Media West/Finance	9.875		08/15/13	59,138

	Pulp & Paper (0.1%)
35	Glatfelter P.H.	7.125		05/01/16	33,950

	Railroads (0.4%)
125	Union Pacific Corp.	5.45		01/31/13	122,706

	Real Estate Development (0.1%)
100	Realogy Corp.	10.50		04/15/14	44,500

	REIT - Diversified (0.1%)
35	Walgreens Co.	4.875		08/01/13	35,026

	Restaurants (0.4%)
15	Aramark Corp.	6.301	(e)	02/01/15	13,200
30	Aramark Corp.	8.50		02/01/15	28,350
105	Aramark Services Inc.	5.00		06/01/12	88,725
15	Tricon Global Restaurants, Inc.	8.875		04/15/11	16,171
					146,446
	Savings Banks (0.1%)
25	Household Finance Corp.	4.125		12/15/08	24,734

	Semiconductors (0.5%)
260	Freescale Semiconductor	8.875		12/15/14	180,700

	Services To The Health Industry (0.3%)
50	Biomet Inc.	10.375		10/15/17	49,750
40	Medco Health Solutions	7.125		03/15/18	40,601
					90,351
	Specialty Stores (0.3%)
150	Sonic Automotive, Inc.	8.625		08/15/13	102,750

	Specialty Telecommunications (1.0%)
85	American Tower Corp.	7.125		10/15/12	84,150
90	American Tower Corp.	7.50		05/01/12	89,100

70	Citizens Communications	7.125		03/15/19	56,000
70	Qwest Capital Funding	7.25		02/15/11	65,800
42	Qwest Communications International	6.304	(e)	02/15/09	41,685
					336,735
	Telecommunications (0.1%)
181	Exodus Communications, Inc. (c)(g)(h)	11.625		07/15/10	0
433	Rhythms Netconnections, Inc. (c)(g)(h)	12.75		04/15/09	0
20	U.S. West Communications Corp.	5.625		11/15/08	19,900
					19,900
	Tobacco (0.3%)
45	Philip Morris International Inc.	5.65		05/16/18	41,670
75	Reynolds American Inc.	6.50		07/15/10	77,981
					119,651
	Water Utilities (0.3%)
100	Nalco Co.	7.75		11/15/11	98,500

	Wireless Telecommunications (0.6%)
50	Nextel Communications	6.875		10/31/13	34,021
180	Wind Acquisition Finance SA - 144A (d)	10.75		12/01/15	177,300
					211,321
	Total Corporate Bonds (Cost $18,170,836)				13,856,728

	Asset-Backed Securities (1.0%)
	Finance/Rental/Leasing
313,752	Capital Auto Receivables Asset Trust 2006-2 A3B	2.548	(e)	05/15/11	307,295
25,518	Countrywide Asset-Backed Certificates 2005-16 2AF1	3.357	(e)	05/25/36	25,213
19,521	Specialty Underwriting & Residential Finance 2004-BC2 A2	3.477	(e)	05/25/35	15,310
7,128	Structured Asset Investment Loan Trust 2003-BC13 3A	3.547	(e)	11/25/33	6,244
	Total Asset-Backed Securities (Cost $365,947)				354,062

	U.S. Government Obligations (3.3%)
150	U.S. Treasury Bond	4.50		02/15/36	154,008
875	U.S. Treasury Note	5.375		02/15/31	994,561
	Total U.S. Government Obligations (Cost $1,088,005)				1,148,569

	Collateralized Mortgage Obligations (6.5%)
	U.S. Government Agencies (0.8%)
	Federal National Mortgage Assoc. (0.2%)
97	IO	7.00		12/01/34	19,987
161	IO	8.00		06/01/35	31,698
110	IO	6.50		12/01/29	15,605
90	IO	7.00		11/01/19	12,714
					80,004

189	Federal Home Loan Mortgage Corp. Whole Loan 2005-S001 2A2 (0.6%)	3.346	(e)	09/25/45	183,981

	Total U.S. Government Agencies				263,985

	Private Issues (5.7%)
	American Home Mortgage Investment Trust
309	2005-2 1A1 (c)	3.506	(e)	09/25/45	162,098
136	2006-4 1A3 (c)	3.516	(e)	10/25/46	23,125
136	2007-5 A3 (c)	3.506	(e)	06/25/47	20,044
	Bear Stearns Mortgage Funding Trust
2,547	2007-N2 12C (IO) - 144A (c)(d)	1.844	(e)	01/27/37	255
3,674	2007-N2 13C (IO) - 144A (c)(d)	1.542	(e)	01/27/37	367
5,196	2007-N2 14C (IO) - 144A (c)(d)	1.429	(e)	01/27/37	520
3,822	2007-N3 10C (IO) - 144A (c)(d)	2.57	(e)	06/26/36	382
3,951	2007-N5 5C (IO) - 144A (c)(d)	0.588	(e)	04/25/37	395
	Countrywide Alternative Loan Trust
3,182	2005-41 1X (IO)	0.983	(e)	09/25/35	51,700
1,768	2005-58R A (IO)	1.557	(e)	12/20/35	53,033
1,303	2005-59R A (IO)	1.439	(e)	12/20/35	33,393
203	2005-76 2A2 (c)	4.555	(e)	02/25/36	78,951
1,315	2005-81 X1 (IO)	0.956	(e)	02/25/37	33,664

288	2006-0A16 A3 (c)	3.456	(e)	10/25/46	110,053
1,103	2006-0A1 2X (IO)	1.04	(e)	03/20/46	33,770
3,877	2006-0A17 1XP (IO)	1.276	(e)	12/20/46	118,744
150	2006-0A21 A3 (c)	3.467	(e)	03/20/47	32,709
2,032	2006-0A21 X (IO)	1.53	(e)	03/20/47	66,055
2,713	2006-0A22 CP - 144A (c)(d)	0.00	(e)	02/25/47	271
1,350	2007-0A7 CP - 144A (c)(d)	1.823	(e)	05/25/47	135
	Countrywide Home Loans
627	2004-20 X (IO)	1.148	(e)	10/25/34	4,410
	Deutsche Alt-A Securities Income Mortgage
148	2006-OA1 A3 (c)	3.301	(e)	02/25/47	29,275
	Greenpoint Mortgage Funding Trust
546	2005-AR3 X1 (IO)	1.207	(e)	08/25/45	11,980
787	2005-AR4 X4 (IO)	1.991	(e)	10/25/45	21,271
451	2006-AR5 M2 (c)	3.616	(e)	10/25/46	8,658
425	2006-AR4 M2 (c)	3.437%	(e)	09/25/46	8,222
401	2006-AR7 M2 (c)	3.636	(e)	12/25/46	7,748
	GS Mortgage Securities Corp.
498	2006-0A1R A (IO)	1.71	(e)	08/25/35	7,177
	Harborview Mortgage Loan Trust
1,151	2005-2 X (IO)	1.464	(e)	05/19/35	11,511
822	2005-3 X2 (IO)	0.321	(e)	06/19/35	9,119
187	2006-1 2A1A (c)	3.27	(e)	03/19/37	107,313
2	2006-1 PO1 (PO)	0.00	(e)	03/19/37	298
1,142	2006-1 X1 (IO)	0.414	(e)	03/19/37	26,586
255	2006-8 (c)	3.437	(e)	08/21/36	89,358
145	2006-9 NIM - 144A (c)(d)	0.00	(e)	12/15/36	15
	Indymac Index Mortgage Loan Trust
150	2005-AR4 2A1A	3.486	(e)	03/25/35	92,647
718	2005-AR12 AX2 (IO)	1.057	(e)	07/25/35	9,646
	Mastr Adjustable Rate Mortgages Trust
127	2006-OA1 3A3	3.411	(e)	04/25/46	26,702
	Residential Accredit Loans, Inc.
250	2005-Q03 A2 (c)	3.606	(e)	10/25/45	84,894
1,588	2007-Q03 SB (IO) - 144A (c)(d)	1.157	(e)	03/25/47	159
2,789	2007-Q04 SB (IO) - 144A (c)(d)	2.90	(e)	05/25/47	279
7,246	2007-Q05 SB (IO) - 144A (c)(d)	0.00	(e)	08/25/47	725
	Structured Asset Mortgage Investments, Inc.
313	2005-14 A1 (c)	3.516	(e)	07/25/35	173,366
95	2006-AR3 3A1 (c)	3.396	(e)	02/25/36	50,140
123	2006-AR6 1A5 (c)	3.486	(e)	07/25/36	30,790
390	2007-AR4 A4A (c)	3.386	(e)	09/25/47	215,445
	Washington Mutual Mortgage Pass-Through Certificates
363	2007-OA6 CA1B (c)	3.436	(e)	07/25/47	102,089
	Total Private Issues				1,949,487
	Total Collateralized Mortgage Obligations (Cost $6,081,245)				2,213,472

	U.S. Government Agencies - Mortgage-Backed Securities (11.4%)
	Federal Home Loan Mortgage Corp. (1.8%)
200		5.125		11/17/17	206,477
200		6.75		03/15/31	245,785
161	Federal Home Loan Mortgage Corp. (Gold)	7.50		12/01/31-06/01/32	173,835
					626,097

	Federal National Mortgage Assoc. (7.1%)
200		5.00	05/11/17	204,943
175		6.625	11/15/30	211,856
334		5.497	05/01/36	339,634
395		6.50	07/01/29-11/01/33	408,181
772		7.00	04/01/32-09/01/34	811,468
114		7.50	10/01/31-03/01/32	122,926
203		8.00	02/01/12-06/01/31	219,004
108		8.50	06/01/30	119,611
				2,437,623
	Federal National Mortgage Assoc. (ARM) (2.3%)
227		5.546	07/01/36	226,732
335		5.548	07/01/36	341,501
216		5.557	08/01/36	219,774
				788,007

	Government National Mortgage Assoc. (0.2%)
38		7.50	07/15/26-08/15/29	41,311
21		8.00	06/15/26	23,255
				64,566
	Total U.S. Government Agencies - Mortgage-Backed Securities (Cost $3,948,600)			3,916,293
	Total United States (Cost $29,654,633)			21,489,124
	Total Government & Corporate Bonds (Cost $35,194,779)			26,622,857

	Senior Loans (0.7%)
	Financial Publishing/Services
263	First Data Co. (Cost $255,451)	5.926-6.511	09/24/14	226,191

NUMBER OF
SHARES
	Common Stocks (0.0%)

	United Kingdom (0.0%)
	Telecommunications
1	Viatel Holding (Bermuda) (b)(k)	20

	United States (0.0%)
	Casino/Gaming (0.0%)
787	Fitzgeralds Gaming Corp. (c)(k)(l)	0

	Electric Utilities (0.0%)
13	PNM Resources Inc. (b)	133

	Food: Specialty/Candy (0.0%)
100	SFAC New Holdings Inc. (m)	0
18	SFFB New Holdings Inc.	0
		0
	Specialty Telecommunications (b)(k) (0.0%)
1,171	Birch Telecom Inc. (c)(n)	12
109	XO Holdings, Inc.	45
		57
	Textiles (0.0%)
11,192	U.S. Leather, Inc. (b)(c)(k)	0

	Wireless Telecommunications (0.0%)
46	USA Mobility, Inc. (b)	506
	Total United States	696
	Total Common Stocks (Cost $1,904,595)	716

	Convertible Preferred Stocks (0.0%)
	Finance/Rental/Leasing
360	Fannie Mae SER 2008-1 (Cost $18,000)	878

NUMBER OF			EXPIRATION
WARRANTS			DATE
	Warrants (k)(0.0%)
	Casino/Gaming (0.0%)
9	Aladdin Gaming Enterprises, Inc. - 144A (c)(d)		03/01/10	0

	Specialty Telecommunications (b) (0.0%)
0	XO Holdings, Inc. (Series A)		01/16/10	6
0	XO Holdings, Inc. (Series B)		01/16/10	4
0	XO Holdings, Inc. (Series C)		01/16/10	4

	Total Warrants
	(Cost $249)			14

NUMBER OF		COUPON	MATURITY
SHARES (000)		RATE	DATE

	Short-Term Investments (21.1%)
	Investment Company (o) (20.5%)
7,051	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $7,050,843)	2.28	09/30/08	7,050,843

PRINCIPAL AMOUNT IN THOUSANDS

	U.S. Government Obligations (p) (0.6%)
$200	U.S. Treasury Bills	1.60	10/09/08	199,932
20	U.S. Treasury Bills	1.545	10/09/08	19,993
	(Cost $219,925)			219,925

	Total Short-Term Investments
	(Cost $7,270,768)			7,270,768

	Total Investments (Cost $45,009,789) (q)(r)		99.2%	34,121,424
	Other Assets in Excess of Liabilities		0.8	264,859
	Net Assets		100.0%	$34,386,283

IO	Interest Only security.
PO	Principal Only security.
ARM	Adjustable Rate Mortgage. Interest rate in effect as of September 30, 2008.
(a)	Capital appreciation bond.
(b)	Acquired through exchange offer.
(c)

Securities with a total market value equal to $1,345,037 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(d)	Resale is restricted to qualified institutional investors.
(e)	Floating rate security, rate shown is the rate in effect at September 30, 2008.
(f)	Security issued with perpetual maturity.
(g)	Issuer in bankruptcy.
(h)	Non-income producing security; bond in default.
(i)	Payment-in-kind security.
(j)	Currently a zero coupon bond and will pay interest at the rate shown at a future date.
(k)	Non-income producing security.
(l)	Resale is restricted; acquired (12/22/98) at a cost basis of $3,549.
(m)	Resale is restricted; acquired (06/10/99) at a cost basis of $1.
(n)	Resale is restricted; acquired (between 06/18/98 and 08/15/99) at a cost basis of $573,998.
(o)

The fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(p)	All or a portion of this security has been physically segregated in connection with open futures contracts in the amount of $119,615.
(q)	Securities have been designated as collateral in amount equal to $12,853,950 in connection with securities purchased on a forward commitment basis, open futures and swap contracts.
(r)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Currency Abbreviations:

	BRL	Brazilian Real.
	EUR	Euro.
	MXN	Mexican New Peso.
	NGN	Nigerian Naira.

Futures Contracts Open at September 30, 2008

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY MONTH	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)
24	Long	US Treasury Bond 2 Year	$5,122,500	$14,534
		December 2008

10	Long	US Treasury Bond 20 Year	1,171,719	(6,116)
		December 2008

1	Short	90 Day Euro $ Future	(242,588)	(3,528)
		March 2009

6	Short	US Treasury Swap 5 Year	(651,000)	12,184
		December 2008

3	Short	90 Day Euro $ Future	(717,450)	(4,633)
		December 2010

3	Short	90 Day Euro $Future	(719,288)	(5,933)
		September 2010

3	Short	90 Day Euro $ Future	(721,163)	(7,321)
		June 2010

5	Short	90 Day Euro $ Future	(1,205,000)	(14,389)
		March 2010

5	Short	90 Day Euro $ Future	(1,207,000)	(15,530)
		December 2009

6	Short	90 Day Euro $ Future	(1,448,175)	(2,141)
		December 2008

6	Short	90 Day Euro $ Future	(1,453,125)	(2,187)
		September 2009

28	Short	US Treasury Bond 10 Year	(3,209,500)	22,105
		December 2008

33	Short	U.S. Treasury Swap 10 Year	(3,690,844)	27,599
		December 2008

	Net Unrealized Appreciation			$14,644

Credit Default Swap Contracts Open at September 30, 2008:

		NOTIONAL			UNREALIZED
SWAP COUNTERPARTY &	BUY/SELL	AMOUNT	INTEREST	TERMINATION	APPRECIATION
REFERENCE OBLIGATION	PROTECTION	(000’S)	RATE	DATE	(DEPRECIATION)
Goldman Sachs International
American Standard Inc.	Buy	$50	0.50%	March 20, 2013	$(66)

UBS AG
American Standard Inc.	Buy	85	0.50	March 20, 2013	(113)

UBS AG
American Standard Inc.	Buy	60	0.60	March 20, 2018	(70)

Goldman Sachs International
Avalonbay Communities Inc.	Buy	95	3.05	March 20, 2013	(3,163)

Bank of America, N.A.
Carnival Corp.	Buy	115	1.57	March 20, 2018	(2,068)

Goldman Sachs International
Dow Jones Index	Sell	160	1.40	December 20, 2012	(3,588)

Goldman Sachs International
Dow Jones Index	Sell	225	1.55	June 20, 2013	(3,824)

Goldman Sachs International
Dow Jones Index	Sell	200	0.80	December 20, 2017	(5,036)

Goldman Sachs Interational
Dow Jones Index	Sell	55	0.60	December 20, 2012	(790)

Merrill Lynch International
Dow Jones Index	Sell	55	1.40	December 20, 2012	(182)

UBS AG
Dow Jones Index	Sell	210	5.00	June 20, 2013	(14,000)

Citibank, N.A., New York
Eaton Corp.	Buy	70	0.82	March 20, 2018	1,805

Goldman Sachs International
Eaton Corp.	Buy	50	0.97	March 20, 2018	740

Bank of America, N.A.
Goodrich Corp.	Buy	60	0.82	March 20, 2018	(1,085)

Goldman Sachs International
Goodrich Corp.	Buy	40	0.47	March 20, 2018	343

UBS AG
Martin Marietta Materials, Inc.	Buy	80	1.78	March 20, 2013	372

UBS AG
Martin Marietta Materials, Inc.	Buy	55	1.73	March 20, 2018	1,061

JPMorgan Chase Bank, N.A. New York Nordstrom, Inc.	Buy	85	1.15	March 20, 2018	2,517

Goldman Sachs International
Qwest Capital Funding	Sell	125	3.25	December 20, 2012	(13,449)

Goldman Sachs International
Sealed Air Corp.	Buy	45	1.24	March 20, 2018	1,786

Bank of America, N.A.
Textron Financial Corp.	Buy	40	0.80	March 20, 2018	7,195

Bank of America, N.A.
Toll Brothers, Inc.	Buy	120	2.90	March 20, 2013	(2,230)

UBS AG
Toll Brothers, Inc.	Buy	250	2.90	March 20, 2013	(4,646)

Net Unrealized Depreciation					$(38,491)

Interest Rate Swap Contracts Open at September 30, 2008:

		NOTIONAL	PAYMENTS	PAYMENTS		UNREALIZED
		AMOUNT	MADE	RECEIVED	TERMINATION	APPRECIATION
COUNTERPARTY		(000’S)	BY FUND	BY FUND	DATE	(DEPRECIATION)
JPMorgan Chase Bank N.A. New York	$322		Floating Rate 2.818% #	Fixed Rate 4.39%	December 11, 2012	$5,538
JPMorgan Chase Bank N.A. New York		2,765	Floating Rate 2.806 #	Fixed Rate 4.07	May 16, 2013	5,253
Bank of America N.A. New York		3,020	Floating Rate 2.814 #	Fixed Rate 4.147	June 9, 2013	16,761
Deutsche Bank AG, New York		7,100	Floating Rate 2.810 #	Fixed Rate 5.349	May 24, 2017	488,835
JPMorgan Chase Bank N.A. New York		1,000	Floating Rate 2.806 #	Fixed Rate 5.472	August 16, 2017	78,010
JPMorgan Chase Bank N.A. New York		1,000	Floating Rate 2.806 #	Fixed Rate 5.463	August 17, 2017	77,410
JPMorgan Chase Bank N.A. New York		1,000	Floating Rate 2.810 #	Fixed Rate 5.451	August 20, 2017	76,670
JPMorgan Chase Bank N.A. New York		1,750	Floating Rate 2.818 #	Fixed Rate 5.088	September 11, 2017	88,637
Deutsche Bank AG, New York		2,500	Floating Rate 2.791 #	Fixed Rate 5.198	October 4, 2017	141,675
Bank of America N.A. New York		1,088	Floating Rate 3.08 #	Fixed Rate 5.37	February 12, 2018	17,996
Goldman Sachs Group Inc.		3,200	Floating Rate 0.00 #	Fixed Rate 5.63	February 28, 2018	83,072
Bank of America N.A. New York		860	Floating Rate 0.00 #	Fixed Rate 5.07	April 14, 2018	4,283
Bank of America N.A. New York		1,340	Floating Rate 0.00 #	Fixed Rate 4.982	April 15, 2018	2,385
Bank of America N.A. New York		974	Floating Rate 0.00 #	Fixed Rate 4.96	September 30, 2018	(146)
Bank of America N.A. New York		4,171	Floating Rate 0.00 #	Fixed Rate 5.557	July 24, 2023	56,350
Deutsche Bank AG, New York	EUR	2,178	Floating Rate 0.00 ##	Fixed Rate 4.957	July 24, 2018	28,853
Deutsche Bank AG, New York		2,574	Floating Rate 0.00 ##	Fixed Rate 4.713	September 11, 2018	2,971
Bank of America N.A. New York		1,150	Floating Rate 0.00 ##	Fixed Rate 4.682	September 12, 2018	(437)
Deutsche Bank AG, New York		5,460	Floating Rate 5.13 ##	Fixed Rate 5.268	July 3, 2023	81,093
Bank of America N.A. New York		1,315	Floating Rate 0.00 ##	Fixed Rate 4.952	September 8, 2028	21,697
JPMorgan Chase Bank N.A. New York		1,185	Floating Rate 0.00 ##	Fixed Rate 4.926	September 9, 2028	19,435
Bank of America N.A. New York	$2,595		Fixed Rate 3.902	Floating Rate 2.816 #	September 10, 2013	17,049.00
JPMorgan Chase Bank N.A. New York		3,300	Fixed Rate 2.800	Floating Rate 2.802 #	May 1, 2018	11,814
Bank of America N.A. New York		1,750	Fixed Rate 4.745	Floating Rate 2.800 #	June 30, 2018	(38,640)
Bank of America N.A. New York		3,253	Fixed Rate 5.38	Floating Rate 0.00 #	July 24, 2018	(50,129)
Bank of America N.A. New York		2,840	Fixed Rate 4.67	Floating Rate 2.791 #	August 4, 2018	(46,065)
Deutsche Bank AG, New York		3,415	Fixed Rate 4.828	Floating Rate 0.00 #	September 11, 2018	16,119
Bank of America N.A. New York		1,525	Fixed Rate 4.78	Floating Rate 0.00 #	September 12, 2018	9,882
Bank of America N.A. New York		1,398	Fixed Rate 5.815	Floating Rate 3.080 #	February 12, 2023	(29,791)
Goldman Sachs Group Inc.		4,105	Fixed Rate 6.035	Floating Rate 0.00 #	February 28, 2023	(113,134)
Bank of America N.A. New York		1,100	Fixed Rate 5.470	Floating Rate 0.00 #	April 14, 2023	(12,364)
Bank of America N.A. New York		1,610	Fixed Rate 5.38	Floating Rate 0.00 #	April 15, 2023	(13,975)
Bank of America N.A. New York		1,890	Fixed Rate 5.167	Floating Rate 0.00 #	September 8, 2028	(14,459)
JPMorgan Chase Bank N.A. New York		1,595	Fixed Rate 5.097	Floating Rate 0.00 #	September 9, 2028	(6,667)
Deutsche Bank AG, New York	EUR	4,355	Fixed Rate 4.934	Floating Rate 5.13 ##	July 1, 2018	(52,849)
Deutsche Bank AG, New York		2,730	Fixed Rate 5.187	Floating Rate 0.00 ##	July 24, 2023	(31,784)

	Net Unrealized Appreciation					$941,348

#	Floating rate represents USD-3 Months LIBOR.
##	Floating rate represents EUR-3 Months EURIBOR.

MS Select Flexible Income

Notes to the Portfolio of Investments

FAS 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at September 30, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$34,121,424	$7,051,502	$25,724,885	$1,345,037
Other Financial Instruments*	917,501	14,644	902,857	—
Total	$35,038,925	$7,066,146	$26,627,742	$1,345,037

* Other financial instruments include futures, forwards, and swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities

Beginning Balance	$51,811
Net purchases (sales)	(24,888)
Transfers in and/or out	1,490,850
Change in unrealized appreciation/depreciation	(168,758)
Realized gains (losses)	(3,978)
Ending Balance	$1,345,037

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2008	$(159,355)

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5)credit default/interest rate swaps are marked-to-market daily based upon quotations from market makers; (6) futures are valued at the latest price published by the commodities exchange on which they trade; (7) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.  Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (8) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees (where fair value is estimated using recently executed transactions, market price quotations (where observable) and pricing models that may factor in, where appropriate, interest rates, bond or credit default swap spreads and volatility); (9) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (10) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Select Dimensions- Balanced Portfolio

Portfolio of Investments September 30, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (63.7%)
	Aerospace & Defense (1.3%)
12,440	Raytheon Co.	$665,664

	Airlines (0.4%)
8,600	Continental Airlines, Inc. (Class B) (a)	143,448
4,600	UAL Corp.	40,434
		183,882
	Beverages: Non-Alcoholic (1.0%)
9,810	Coca-Cola Co. (The)	518,753

	Cable/Satellite TV (1.1%)
29,306	Comcast Corp. (Class A)	575,277

	Chemicals: Major Diversified (2.3%)
13,560	Bayer AG (ADR) (Germany)	988,924
4,980	Du Pont (E.I.) de Nemours & Co.	200,694
		1,189,618
	Computer Communications (0.7%)
16,070	Cisco Systems, Inc. (a)	362,539

	Computer Peripherals (0.1%)
5,900	EMC Corp. (a)	70,564

	Computer Processing Hardware (1.1%)
11,960	Hewlett-Packard Co.	553,030

	Department Stores (0.5%)
13,900	MACY*S Inc.	249,922

	Discount Stores (1.8%)
15,800	Wal-Mart Stores, Inc.	946,262

	Electric Utilities (3.4%)
22,220	American Electric Power Co., Inc.	822,807
3,490	Entergy Corp.	310,645
9,010	FirstEnergy Corp.	603,580
		1,737,032
	Electronics/Appliances (0.3%)
5,300	Sony Corp. (ADR) (Japan)	163,611

	Finance/Rental/Leasing (0.1%)
1,015	Capital One Financial Corp.	51,765

	Financial Conglomerates (5.8%)
38,593	Citigroup, Inc.	791,542
44,293	JPMorgan Chase & Co.	2,068,483
16,712	Mizuho Financial Group, Inc. (ADR) (Japan)	145,729
		3,005,754
	Food: Major Diversified (2.9%)
16,550	Kraft Foods Inc. (Class A)	542,013
34,130	Unilever N.V. (NY Registered Shares) (Netherlands)	961,101
		1,503,114
	Food: Specialty/Candy (1.1%)
14,499	Cadbury PLC (ADR) (Britian)	593,597

	Home Improvement Chains (0.9%)
18,682	Home Depot, Inc. (The)	483,677

	Household/Personal Care (1.6%)
6,680	Estee Lauder Companies, Inc. (The) (Class A)	333,399
3,190	Kimberly-Clark Corp.	206,840
4,460	Procter & Gamble Co. (The)	310,817
		851,056
	Industrial Conglomerates (1.9%)
17,600	General Electric Co.	448,800
3,340	Siemens AG (ADR) (Germany)	313,593
6,202	Tyco International Ltd. (Bermuda)	217,194
		979,587

	Insurance Brokers/Services (2.7%)
43,401	Marsh & McLennan Companies, Inc.	1,378,416

	Integrated Oil (3.2%)
4,800	BP PLC (ADR) (United Kingdom)	240,816
3,080	ConocoPhillips	225,610
6,320	Exxon Mobil Corp.	490,811
12,240	Royal Dutch Shell PLC (ADR) (Class A) (United Kingdom)	722,282
		1,679,519
	Investment Banks/Brokers (1.7%)
1,200	Goldman Sachs Group, Inc. (The)	153,600
5,991	Merrill Lynch & Co., Inc.	151,572
21,692	Schwab (Charles) Corp. (The)	563,992
		869,164
	Life/Health Insurance (0.1%)
6,520	Aegon N.V. (NY Registered Shares) (Netherlands)	57,246

	Major Banks (4.1%)
17,166	Bank of America Corp.	600,810
12,658	KeyCorp	151,137
8,738	Mitsubishi UFJ Financial Group, Inc. (ADR) (Japan)	76,370
10,274	PNC Financial Services Group	767,468
20	Sumitomo Mitsui Financial Group, Inc. (g)	125,297
8,696	SunTrust Banks, Inc.	391,233
		2,112,315
	Major Telecommunications (1.2%)
19,230	Verizon Communications, Inc.	617,091

	Media Conglomerates (3.2%)
74,254	Time Warner, Inc.	973,470
27,158	Viacom Inc. (Class B) (a)	674,605
		1,648,075
	Medical Distributors (0.5%)
5,100	Cardinal Health, Inc.	251,328

	Medical Specialties (1.6%)
26,790	Boston Scientific Corp. (a)	328,713
8,792	Covidien Ltd.	472,658
		801,371
	Motor Vehicles (0.4%)
4,902	Harley-Davidson, Inc.	182,845

	Multi-Line Insurance (0.3%)
4,296	Hartford Financial Services Group, Inc. (The) (f)	176,093

	Oil & Gas Production (1.7%)
2,800	Devon Energy Corp.	255,360
8,910	Occidental Petroleum Corp.	627,710
		883,070
	Oilfield Services/Equipment (0.4%)
2,500	Schlumberger Ltd. (Netherlands Antilles)	195,225

	Other Consumer Services (1.0%)
23,400	eBay Inc. (a)	523,692

	Packaged Software (0.4%)
6,000	Oracle Corp. (a)	121,860
5,550	Symantec Corp. (a)	108,669
		230,529
	Pharmaceuticals: Major (7.4%)
15,070	Abbott Laboratories	867,731
30,290	Bristol-Myers Squibb Co.	631,547
9,610	Novartis AG (ADR) (Switzerland)	507,792
7,180	Roche Holdings Ltd. (ADR) (Switzerland)	556,809
47,550	Schering-Plough Corp.	878,249
10,340	Wyeth	381,960
		3,824,088
	Precious Metals (0.5%)
6,550	Newmont Mining Corp.	253,878

	Property - Casualty Insurers (2.4%)
11,422	Chubb Corp. (The)	627,068
13,421	St. Paul Travelers Companies, Inc. (The)	606,629
		1,233,697
	Restaurants (0.4%)
14,600	Starbucks Corp. (a)	217,102

	Semiconductors (0.6%)
17,419	Intel Corp.			326,258

	Telecommunication Equipment (0.5%)
63,290	Alcatel-Lucent (ADR) (France)			243,034

	Tobacco (1.1%)			203,955
10,280	Altria Group, Inc.			340,548
7,080	Philip Morris International Inc.			544,503

	Total Common Stocks (Cost $33,630,518)			32,933,243

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	Corporate Bonds (12.0%)
	Accident & Health Insurance (0.0%)
$25	Travelers Companies, Inc. (The)	5.80%	05/15/18	22,954

	Aerospace & Defense (0.1%)
61	Systems 2001 Asset Trust - 144A** (Cayman Islands) (b)	6.664	09/15/13	61,987

	Agricultural Commodities/Milling (0.1%)
30	Archer-Daniels-Midland Co.	5.45	03/15/18	27,790

	Airlines (0.2%)
96	America West Airlines, Inc. (Series 01-1)	7.10	04/02/21	78,678

	Beverages: Alcoholic (0.1%)
50	FBG Finance Ltd. - 144A (Australia) (b)	5.125	06/15/15	46,954

	Biotechnology (0.2%)
45	Amgen Inc.	5.85	06/01/17	43,268
35	Biogen Idec Inc.	6.875	03/01/18	34,569
				77,837
	Cable/Satellite TV (0.2%)
25	Comcast Cable Communications, Inc.	7.125	06/15/13	25,268
65	COMCAST CORP	5.70	05/15/18	56,836
15	Comcast Corp.	6.50	01/15/15	14,431
				96,535
	Chemicals: Agricultural (0.0%)
10	Monsanto Co.	5.125	04/15/18	9,528

	Chemicals: Major Diversified (0.1%)
20	E.I. du Pont de Nemours & Co.	6.00	07/15/18	19,558
40	ICI Wilmington Inc.	4.375	12/01/08	39,930
				59,488
	Computer Processing Hardware (0.1%)
25	Dell Inc - 144A (b)	5.65	04/15/18	22,998
15	Hewlett-Packard Co.	5.50	03/01/18	14,101
				37,099
	Department Stores (0.2%)
130	General Electirc Capital Corp.	5.625	05/01/18	110,080

	Discount Stores (0.1%)
55	Wal-Mart Stores, Inc.	4.25	04/15/13	54,038

	Diversified Manufacturing (0.1%)
75	Tyco Electronic Group	5.95	01/15/14	73,857

	Drugstore Chains (0.1%)
5	CVS Caremark Corp.	5.75	06/01/17	4,680
10	CVS Corp.	5.75	08/15/11	10,154

43	CVS Lease Pass Through - 144A (b)	6.036	12/10/28	38,877
20	Walgreen Co.	4.875	08/01/13	20,015
				73,726
	Electric Utilities (1.1%)
55	Arizona Public Service Co.	5.80	06/30/14	50,936
70	Carolina Power & Light Co.	5.125	09/15/13	69,980
20	CenterPoint Energy Resources, Corp.	6.25	02/01/37	15,869
10	CenterPoint Energy Resources, Corp. (Series B)	7.875	04/01/13	10,274
25	Consolidated Natural Gas Co. (Series C)	6.25	11/01/11	25,241
30	Consumers Energy Co. (Series H)	4.80	02/17/09	29,996
40	Detroit Edison Co. (The)	6.125	10/01/10	41,043
65	E.ON International Finance BV -144A (Netherlands) (b)	5.80	04/30/18	62,236
45	Entergy Gulf States, Inc.	3.21	12/01/09	44,602
25	Ohio Edison Co.	6.40	07/15/16	23,821
55	Ohio Power Company (Series K)	6.00	06/01/16	52,558
25	Peco Energy Co.	5.35	03/01/18	22,752
20	PPL Energy Supply LLC	6.30	07/15/13	19,475
20	Public Service Electric & Gas Co. (Series MTN B)	6.50	08/01/38	19,057
45	Public Service Electric & Gas Co. (Series MTN B)	5.00	01/01/13	44,487
30	Texas Eastern Transmission	7.00	07/15/32	29,234
20	Union Electric Co.	6.70	02/01/19	19,348
				580,909
	Electrical Products (0.1%)
35	Cooper Industries, Inc.	5.25	11/15/12	35,443

	Electronic Components (0.1%)
50	Philips Electronic N.V. (Netherlands)	5.75	03/11/18	48,098

	Electronic Equipment/Instruments (0.1%)
30	Xerox Corp.	6.35	05/15/18	27,471

	Electronic Production Equipment (0.1%)
35	KLA-Tencor Corp.	6.90	05/01/18	32,598

	Electronics/Appliances (0.1%)
30	LG Electronics Inc. - 144A (South Korea) (b)	5.00	06/17/10	29,656

	Finance/Rental/Leasing (0.2%)
80	Nationwide Building Society - 144A (United Kingdom) (b)	4.25	02/01/10	78,682

	Financial Conglomerates (0.7%)
50	American Express Credit Corp.	7.30	08/20/13	48,275
105	Bank One Corp. (Series A)	6.00	02/17/09	104,302
20	Brookfield Asset Management Inc. (Canada)	5.80	04/25/17	17,614
40	Citigroup Inc.	5.875	05/29/37	27,811
60	Citigroup Inc.	6.125	11/21/17	50,933
30	Citigroup Inc.	6.125	05/15/18	24,883
60	JPMorgan Chase & Co.	4.75	05/01/13	55,894
15	Prudential Financial, Inc.	6.625	12/01/37	12,630
				342,342
	Food Retail (0.1%)
10	Delhaize America, Inc.	9.00	04/15/31	10,523
20	Kroger Co. (The)	5.00	04/15/13	19,113
5	Kroger Co. (The)	6.40	08/15/17	4,802
				34,438
	Food: Major Diversified (0.2%)
30	ConAgra Foods, Inc.	7.00	10/01/28	29,046
15	ConAgra Foods, Inc.	8.25	09/15/30	16,468
20	General Mills Inc.	5.25	08/15/13	19,867
50	Kraft Foods Inc.	6.125	08/23/18	46,772
				112,153
	Foods & Beverages (0.0%)
20	Dr Pepper Snapple Group, Inc. - 144A (b)	6.82	05/01/18	19,338

	Foreign Government Obligations (0.2%)
100	Federative Republic of Brazil	6.00	01/17/17	96,750

	Gas Distributors (0.2%)
15	Equitable Resources, Inc.	6.50	04/01/18	14,336
25	NiSource Finance Corp.	6.80	01/15/19	22,749
45	NiSource Finance Corp.	3.381	11/23/09	43,863
35	Questar Market Resources, Inc.	6.80	04/01/18	35,352
				116,300

	Home Improvement Chains (0.2%)
35	Home Depot Inc.	5.40	03/01/16	29,805
90	Home Depot Inc.	2.944	12/16/09	84,699
				114,504
	Hotels/Resorts/Cruiselines (0.1%)
30	Starwood Hotels & Resorts Worldwide, Inc.	6.75	05/15/18	26,865

	Industrial Conglomerates (0.4%)
175	General Electric Co.	5.25	12/06/17	153,399
30	Honeywell International Inc.	5.30	03/01/18	28,289
45	Textron Financial Corp. (Series MTN)	5.125	02/03/11	45,089
				226,777
	Industrial Machinery (0.0%)
25	Parker Hannifin Corp. (Series MTN)	5.50	05/15/18	24,985

	Industrial Specialties (0.1%)
30	Cox Communications, Inc. - 144A (b)	6.25	06/01/18	27,928

	Insurance Brokers/Services (0.2%)
100	Farmers Exchange Capital - 144A (b)	7.05	07/15/28	80,010

	Integrated Oil (0.2%)
60	ConcoPhillips	5.20	05/15/18	56,089
20	Marathon Oil Corp.	5.90	03/15/18	17,792
30	Marathon Oil Corp.	6.00	10/01/17	26,994
25	Petro-Canada (Canada)	6.05	05/15/18	21,861
				122,736
	Investment Banks/Brokers (0.6%)
45	Bear Stearns Companies, Inc. (The)	7.25	02/01/18	43,379
35	Bear Stearns Companies, Inc. (The)	6.40	10/02/17	32,741
60	Goldman Sachs Group, Inc. (The)	6.15	04/01/18	49,976
100	Goldman Sachs Group Inc. (The)	6.75	10/01/37	66,920
30	Lehman Brothers Holdings, Inc.	5.75	01/03/17	150
85	Lehman Brothers Holdings, Inc.	6.875	07/17/37	425
105	Merroll Lynch & Co., Inc.	6.875	04/25/18	93,054
45	NYSE Euronext	4.80	06/28/13	42,885
				329,530
	Life/Health Insurance (0.0%)
25	Metlife Inc.	6.817	08/15/18	23,697

	Major Banks (1.2%)
140	Bank of America Corp.	5.75	12/01/17	118,920
30	Bank of New York Mellon Corp. (Series MTN)	4.50	04/01/13	28,115
85	Credit Suisse New York	6.00	02/15/18	74,179
15	Credit Suisse New York	5.125	08/15/15	13,383
55	HSBC Finance Corp.	6.75	05/15/11	55,317
45	Popular North America, Inc. (Series F)	5.65	04/15/09	44,465
130	Unicredit Luxembourg Finance S.A. - 144A (Luxembourg) (b)	2.846	10/24/08	129,899
70	Wachovia Corp. (Series MTN)	5.50	05/01/13	57,968
80	Wells Fargo & Co.	5.625	12/11/17	73,652
				595,898
	Major Telecommunications (0.8%)
15	AT&T Corp.	8.00	11/15/31	15,231
5	AT&T Inc.	5.60	05/15/18	4,483
60	AT&T Inc.	6.30	01/15/38	49,840
25	Deutsche Telekom International Finance Corp. NV (Netherlands)	8.75	06/15/30	24,234
55	France Telecom S.A. (France)	8.50	03/01/31	59,825
45	SBC Communications, Inc.	6.15	09/15/34	37,638
5	Telecom Italia Capital SA (Luxembourg)	4.95	09/30/14	4,222
25	Telecom Italia Capital SA (Luxembourg)	6.999	06/04/18	22,479
35	Telecom Italia Capital SA (Luxembourg)	4.00	11/15/08	34,894
45	Telecom Italia Capital SA (Luxembourg)	4.00	01/15/10	43,708
55	Telefonica Europe BV (Netherlands)	8.25	09/15/30	55,425
50	Verizon Communications Inc.	5.50	02/15/18	44,276
25	Verizon New England Inc.	6.50	09/15/11	24,801
				421,056
	Managed Health Care (0.0%)
25	Unitedhealth Group Inc.	6.00	02/15/18	22,654

	Media Conglomerates (0.3%)
30	Time Warner Cable, Inc.	6.75	07/01/18	28,067
50	Time Warner, Inc.	5.875	11/15/16	44,012
50	Viacom, Inc.	6.875	04/30/36	40,192
45	Vivendi - 144A (France) (b)	6.625	04/04/18	43,391
				155,662
	Medical Specialties (0.2%)
25	Baxter International Inc.	4.625	03/15/15	23,999

25	Baxter International Inc.	5.375	06/01/18	23,944
40	Covidien International Finance SA - 144A (Luxembourg) (b)	6.00	10/15/17	39,588
				87,531
	Miscellaneous (0.0%)
25	TransCanada Pipelines Ltd.	6.50	08/15/18	24,290

	Motor Vehicles (0.1%)
35	DaimlerChrysler North American Holdings Co.	8.50	01/18/31	35,255
30	Harley-Davidson Funding Corp. - 144A (b)	6.80	06/15/18	28,139
				63,394
	Multi-Line Insurance (0.2%)
130	AIG SunAmerica Global Financing VI - 144A (b)	6.30	05/10/11	105,403

	Oil & Gas Pipelines (0.1%)
25	Kinder Morgan Energy Partners. L.P.	5.95	02/15/18	22,307
50	Plains All American Pipeline LP/PAA Finance Corp.	6.70	05/15/36	43,219
				65,526
	Oil & Gas Production (0.1%)
20	Devon Financing Corp.	7.875	09/30/31	20,363
45	XTO Energy, Inc.	5.50	06/15/18	39,849
				60,212
	Oil Refining/Marketing (0.1%)
30	Valero Energy Corp.	3.50	04/01/09	29,781

	Oilfield Services/Equipment (0.0%)
25	Weatherford International Inc.	6.00	03/15/18	22,484

	Other Metals/Minerals (0.2%)
70	Brascan Corp. (Canada)	7.125	06/15/12	70,111
35	Rio Tinto Finance Ltd. (Australia)	6.50	07/15/18	33,155
				103,266
	Packaged Software (0.1%)
50	Oracle Corp.	5.75	04/15/18	46,508

	Pharmaceuticals: Major (0.3%)
35	AstraZeneca PLC (Great Britian)	5.90	09/15/17	34,521
55	Bristol-Myers Squibb Co.	5.45	05/01/18	52,032
55	GlaxoSmithKline Capital Inc.	5.65	05/15/18	52,313
20	Wyeth	5.45	04/01/17	19,360
10	Wyeth	5.50	02/15/16	9,774
				168,000
	Property - Casualty Insurers (0.8%)
25	ACE INA Holdings Inc.	5.60	05/15/15	23,688
75	Berkshire Hathaway Finance Corp. -144A (b)	5.40	05/15/18	72,788
10	Chubb Corp.	5.75	05/15/18	9,284
200	Mantis Reef Ltd. - 144A (Cayman Islands) (b)	4.692	11/14/08	199,894
30	Platinum Underwriters Finance Inc. (Series B)	7.50	06/01/17	28,524
100	Xlliac Global Funding - 144A (b)	4.80	08/10/10	96,159
				430,337
	Railroads (0.1%)
35	Burlington Santa Fe Corp.	6.125	03/15/09	34,999
10	Canadian National Railway Co. (Canada)	5.55	05/15/18	9,889
				44,888
	Real Estate Investment Trusts (0.0%)
15	Prologis	6.625	05/15/18	12,905

	Restaurants (0.1%)
50	Tricon Global Restaurants, Inc.	8.875	04/15/11	53,904

	Savings Banks (0.3%)
15	Household Finance Corp.	4.125	12/15/08	14,841
20	Household Finance Corp.	5.875	02/01/09	19,796
25	Household Finance Corp.	6.375	10/15/11	24,754
110	Sovereign Bancorp, Inc.	3.44	03/23/10	78,100
				137,491
	Services to the Health Industry (0.1%)
30	Medco Health Solutions Inc.	7.125	03/15/18	30,451

	Steel (0.1%)
35	ArcelorMittal - 144A (Luxembourg) (b)	6.125	06/01/18	31,068

	Tobacco (0.1%)
50	Philip Morris International Inc.	5.65	05/16/18	46,300

	Trucks /Construction/Farm Machinery (0.1%)
15	Caterpillar Financial Services	4.90	08/15/13	14,218
25	John Deere Capital Corp.	5.75	09/10/18	23,294
				37,512
	Wireless Telecommunications (0.0%)
15	Vodafone Group Plc	5.625	02/27/17	13,355

	Total Corporate Bonds
	(Cost $6,803,790)			6,171,637

	U.S. Government Agencies & Obligations (4.2%)
100	Fannie Mae	5.00	05/11/17	102,471
100	Fannie Mae	5.375	06/12/17	94,526
750	Freeddie Mac	4.875	11/17/17	761,598
100	Freeddie Mac	5.125	11/17/17	103,238
275	U.S. Treasury Bond	6.125	08/15/29	339,045
290	U.S. Treasury Bond	8.125	08/15/21	399,067
360	U.S. Treasury Note	4.25	08/15/13	382,246
	Total U.S. Government Agencies & Obligations (Cost $2,182,001)			2,182,191

	Mortgage-Backed Securities(8.4%)
	Federal Home Loan Mortgage Corp.
67		6.50	03/01/33	69,411
100		6.75	03/15/31	122,893
1		7.50	08/01/30	1,232
127	Federal Home Loan Mortgage Corp. Gold Federal National Mortgage Assoc.	7.50	09/01/25-06/01/32	137,731
125		6.25	11/15/30	151,325
225		6.50	01/01/32	233,002
428		7.00	05/01/31-11/01/34	449,255
171		7.50	08/01/29-09/01/35	184,631
134		8.00	12/01/28-10/01/31	145,320
	Federal National Mortgage Assoc. (ARM)
145		5.497	05/01/36	147,667
337		5.030	01/01/36	340,541
361		5.039	01/01/36	364,972
149		5.054	03/01/36	151,078
192		5.073	12/01/35	198,043
190		5.086	10/01/35	195,273
168		5.089	11/01/35	172,388
122		5.122	03/01/36	123,953
142		5.509	05/01/36	144,354
334		5.514	04/01/36	339,804
143		5.533	05/01/36	145,713
104		5.546	07/01/36	105,808
152		5.548	07/01/36	155,228
218		5.565	04/01/36	222,603
44	General National Mortgage Assoc.	7.50	08/15/23-10/15/29	47,880
	Total Mortgage-Backed Securities (Cost $4,375,848)			4,350,105

	Asset-Backed Securities(2.3%)
	Capital Auto Receivables Asset Trust
129	2006-2 A3A	4.98	05/15/11	127,883
32	2006-SN1A A3-144A (b)	5.31	10/20/09	32,448
175	2007-SN1 A3B	2.547	07/15/10	173,189
	Capital One Auto Finance Trust
49	2006-C A3A	5.07	07/15/11	47,833
	Caterpillar Financial Asset Trust
40	2006-A A3	5.57	05/25/10	40,147
	CIT Equipment Collateral
77	2006-VT2 A3	5.07	02/20/10	77,138
	Citibank Credit Card Issuance Trust
100	2007-A1 A1	3.193	03/22/12	97,517
	Ford Credit Auto Owner Trust
21	2006-A A3	5.05	03/15/10	21,244
	GE Equipment Small Ticket LLC
17	2005-2A A3-144A (b)	4.88	10/22/09	16,705
	GS Auto Loan Trust
96	2006-1 A3	5.37	12/15/10	95,653
	Harley-Davidson Motorcycle Trust
110	2005-1 A2	3.76	12/17/12	103,272
79	2005-2 A2	4.07	02/15/12	78,209
	Hertz Vehicle Financing LLC
83	2005-2A A2 - 144A (b)	4.93	02/25/10	82,018

	Honda Auto Receivables Owner Trust
11	2005-6 A3	4.85		10/19/09	11,206
	Hyundai Auto Receivables Trust
0	2005-A A3	3.98		11/16/09	120
	MBNA Master Credit Card Trust
100	1999-B A	5.90		08/15/11	100,657
	National City Auto Receivables Trust
19	2004-A A4	2.88		05/15/11	18,832
	TXU Electric Delivery Transition Bond Co. LLC
50	2004-1 A2	4.81		11/17/14	50,580
	Total Asset-Backed Securities (Cost $1,186,544)				1,174,651

	Collateralized Mortgage Obligations (1.4%)
	U.S. Government Agencies (1.1%)
	Freddie Mac
84	Whole Loan 2005-S001 2A2	3.346	(e)	09/25/45	81,769
	Fannie Mae
357	2005-68 XI (IO)	6.00		08/25/35	92,882
181	2006-118 A2	3.266	(e)	12/25/36	173,838
122	2006-28 1A1	3.316	(e)	03/25/36	118,539
1,669	2006-59 IP (IO)	2.273	(e)	07/25/36	66,771
1,489	2006-28 1P (IO)	1.519	(e)	03/25/36	22,339
					556,138
	Private Issues (0.3%)
	American Home Mortgage Assets
90	2007-5 A3	3.506	(e)(g)	06/25/47	13,363
	Countrywide Alternative Loan Trust
911	2006-OA17 1XP (IO)	1.276	(e)	12/20/46	27,905
69	2006-OA18 A3	3.476	(e)(g)	12/25/46	15,639
1,054	2006-OA21 X (IO)	1.53	(e)	03/20/47	34,250
	Harborview Mortgage Loan Trust
50	2006-SB1 M1	3.41	(e)(g)	12/19/36	1,067
	WAMU Mortgage Pass-Through Certificates
181	2007-OA6 CA1B	3.436	(e)(g)	07/25/47	51,043
2,150	2005-AR6	1.166	(e)	04/25/45	21,499
25	2006-AR5 A1B3	3.556	(e)(g)	06/25/46	3,000
					167,766
	Total Collateralized Mortgage Obligations (Cost $916,838)				723,904

	Short-Term Investments (8.9%)
	U.S. Government Obligation (c) (d) (0.2%)
100	U.S. Treasury Bill (Cost $99,966)	1.60		10/09/08	99,966

NUMBER OF
SHARES (000)
	Investment Company (h) (8.9%)
4,503	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $4,502,801)		4,502,801
	Total Short-Term Investments (Cost $4,602,767)		4,602,767

	Total Investments (Cost $53,698,306) (i) (j)	100.9%	52,138,498
	Liabilities in Excess of Other Assets	(0.9)	(447,884)
	Net Assets	100.0%	$51,690,614

ADR	American depositary receipt.
ARM	Adjustable rate mortgage.
IO	Interest only security.

(a)	Non-income producing security.
(b)	Resale is restricted to qualified institutional investors.
(c)	A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $79,279.
(d)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(e)	Floating Rate security, rate shown is the rate in effect at September 30, 2008.
(f)

For the nine month ended September 30, 2008, the cost of purchases and the proceeds sales of Hartford Financial Service Group common stock, an affiliate of the Portfolio, was $0 and $101,723, respectively, including net realized gain of $42,149.

(g)

Securities with a total market value of $209,409 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(h)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(i)	Securities have been designated as collateral in an amount equal to $7,549,167 in connection with securities purchased on a forward commitment basis, open futures and swap contracts.
(j)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Futures Contracts Open at September 30, 2008

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY MONTH	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)
18	Long	US Treasury Note 5 Year	$2,020,219	$(1,456)
		December 2008

13	Long	US Treasury Bond 20 Year	1,523,234	(5,107)
		December 2008

5	Long	US Treasury Note 2 Year	1,067,188	812
		December 2008

2	Long	90 Day Euro $ Future	484,800	6,835
		June 2009

4	Long	S&P 500 E-Mini Index	233,680	10,029
		December 2008

1	Long	90 Day Euro $ Future	242,588	4,841
		March 2009

9	Short	Swap Futures 5 Year	(976,500)	(1,566)
		December 2008

16	Short	US Treasury Note 10 Year	(1,834,000)	12,708
		December 2008

34	Short	Swap Futures 10 Year	(3,802,688)	10,617
		December 2008

Net Unrealized Appreciation				$37,713

Credit Default Swap Contracts Open at September 30, 2008:

		NOTIONAL			UNREALIZED
SWAP COUNTERPARTY &	BUY/SELL	AMOUNT	INTEREST	TERMINATION	APPRECIATION
REFERENCE OBLIGATION	PROTECTION	(000’S)	RATE	DATE	(DEPRECIATION)
Bank of America, N.A.
Carnival Corp.	Buy	$25	1.57%	March 20, 2018	$(449)

Merrill Lynch International
Carnival Corp.	Buy	20	1.60	March 20, 2018	(338)

JPMorgan Chase Bank, N.A. New York
Dow Jones Index	Sell	150	0.60	December 20, 2012	(1,262)

Goldman Sachs International
Dow Jones Index	Sell	100	1.55	June 20, 2013	(1,700)

Goldman Sachs International
Dow Jones Index	Sell	80	0.8	December 20, 2017	(2,014)

Goldman Sachs International
Dow Jones Index	Sell	50	0.60	December 20, 2012	(719)

Goldman Sachs International
Eaton Corp.	Buy	20	0.97	March 20, 2018	296

Citibank, N.A., New York
Eaton Corp.	Buy	10	0.82	March 20, 2018	258

UBS AG
Martin Marietta Materials, Inc.	Buy	15	1.73	March 20, 2018	289

JPMorgan Chase Bank, N.A. New York
Nordstrom, Inc.	Buy	30	1.07	March 20, 2018	1,059

Bank of America, N.A.
Sealed Air Corp.	Buy	10	1.12	March 20, 2018	481

Net Unrealized Depreciation					$(4,099)

Interest Rate Swap Contracts Open at September 30, 2008:

		NOTIONAL	PAYMENTS	PAYMENTS		UNREALIZED
		AMOUNT	RECEIVED	MADE	TERMINATION	APPRECIATION
COUNTERPARTY		(000’S)	BY FUND	BY FUND	DATE	(DEPRECIATION)
Bank of America N.A. New York		$1,315	Fixed Rate 4.148%	Floating Rate 2.814%	June 9, 2013	7,298
Bank of America N.A. New York		355	Fixed Rate 5.37	Floating Rate 3.08 #	February 12, 2018	5,872
Bank of America N.A. New York		385	Fixed Rate 5.07	Floating Rate 0.00 #	April 14, 2018	1,917
Bank of America N.A. New York		805	Fixed Rate 4.983	Floating Rate 0.00 #	April 15, 2018	1,433
Bank of America N.A. New York		432,297	Fixed Rate 4.69%	Floating Rate 0.00% #	September 30, 2018	(65)
Bank of America N.A. New York		1,857	Fixed Rate 5.558	Floating Rate 0.00 #	July 24, 2023	25,088
Citibank, N.A., New York		300	Fixed Rate 5.338	Floating Rate 2.811 #	May 24, 2017	20,406
Citigroup Inc.		700	Fixed Rate 5.448	Floating Rate 2.803 #	August 9, 2017	53,144
Citigroup Inc.		1,400	Fixed Rate 5.239	Floating Rate 2.808 #	September 27, 2017	84,280
Citigroup Inc.		200	Fixed Rate 4.648	Floating Rate 2.81 #	February 27, 2018	3,264
Deutsche Bank AG, New York		675	Fixed Rate 5.389	Floating Rate 2.811 #	May 25, 2017	48,431
Deutsche Bank AG, New York		978	Fixed Rate 4.958	Floating Rate 0.00 #	July 24, 2018	12,956
Deutsche Bank AG, New York	EUR	1,225	Fixed Rate 5.268	Floating Rate 5.13 ##	July 3, 2023	18,194
Deutsche Bank AG, New York		645	Fixed Rate 5.239	Floating Rate 0.00 #	July 9, 2023	8,826
Deutsche Bank AG, New York		585	Fixed Rate 5.24	Floating Rate 0.00 #	July 10, 2023	8,030
Goldman Sachs Group Inc.	$1,335		Fixed Rate 5.63	Floating Rate 0.00 #	February 28, 2018	34,657
JPMorgan Chase Bank N.A. New York		1,185	Fixed Rate 4.07	Floating Rate 2.807 #	May 16, 2013	2,252
JPMorgan Chase Bank N.A. New York		1,375	Fixed Rate 5.34	Floating Rate 2.811 #	May 24, 2017	93,775
JPMorgan Chase Bank N.A. New York		850	Fixed Rate 5.448	Floating Rate 2.81 #	May 29, 2017	64,838
JPMorgan Chase Bank N.A. New York		1,250	Fixed Rate 5.088	Floating Rate 2.818 #	September 11, 2017	63,312
Bank of America N.A. New York		1,365	Floating Rate 2.817 #	Fixed Rate 3.903	September 10, 2013	8,968
Bank of America N.A. New York		1,444	Floating Rate 0.00 #	Fixed Rate 5.38	July 24, 2018	(22,252)
Bank of America N.A. New York		800	Floating Rate 2.791 #	Fixed Rate 4.67	August 4, 2018	(12,976)
Bank of America N.A. New York		457	Floating Rate 3.08 #	Fixed Rate 5.815	February 12, 2023	(9,739)
Bank of America N.A. New York		490	Floating Rate 0.00 #	Fixed Rate 5.47	April 14, 2023	(5,508)
Bank of America N.A. New York		995	Floating Rate 0.00 #	Fixed Rate 5.38	April 15, 2023	(8,637)
Deutsche Bank AG, New York	EUR	975	Floating Rate 5.13 #	Fixed Rate 4.934	July 1, 2018	(11,832)
Deutsche Bank AG, New York		515	Floating Rate 0.00 #	Fixed Rate 4.861	July 9, 2018	(4,379)
Deutsche Bank AG, New York		465	Floating Rate 0.00 #	Fixed Rate 4.86	July 10, 2018	(3,934)
Deutsche Bank AG, New York		1,227	Floating Rate 0.00 #	Fixed Rate 5.188	July 24, 2023	(14,285)
Goldman Sachs Group Inc.	$1,715		Floating Rate 0.00 #	Fixed Rate 6.035	February 28, 2023	(47,265)
JPMorgan Chase Bank N.A. New York		1,400	Floating Rate 2.803 #	Fixed Rate 2.801	May 1, 2018	5,012

Net Unrealized Appreciation						$431,081

#     Floating rate represents USD-3 Months LIBOR.

##   Floating rate represents EUR-3 Months EURIBOR.

MS Select Balanced

Notes to the Portfolio of Investments

FAS 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                          Level 1 – quoted prices in active markets for identical investments

•                                          Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at September 30, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$52,138,498	$36,321,823	$15,732,563	84,112
Other Financial Instruments*	464,695	37,713	426,982	—
Total	$52,603,193	$36,359,536	$16,159,545	$84,112

* Other financial instruments include futures, forwards and swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities

Beginning Balance	$0
Net purchases (sales)	0
Transfers in and/or out	100,731
Change in unrealized appreciation/depreciation	(16,619)
Realized gains (losses)	0
Ending Balance	$84,112

Net change in unrealized appreciation/ depreciation from investments still held as of September 30, 2008	$(16,619)

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) credit default/interest rate swaps are marked-to-market daily based upon quotations from market makers; (7) listed/written options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (8) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.  Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (9) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees (where fair value is estimated using recently executed transactions, market price quotations (where observable) and pricing models that may factor in, where appropriate, interest rates, bond or credit default swap spreads and volatility); (10) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (11) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Select Dimensions Investment Series - Global Infrastructure Portfolio
Portfolio of Investments September 30, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (96.2%)
	Cable/Satellite TV (2.9%)
69,000	Comcast Corp. (Class A)	$1,354,470

	Electric Utilities (56.0%)
85,100	AES Corp. (The) (a)	994,819
27,900	Allegheny Energy, Inc. (a)	1,025,883
17,300	Ameren Corp.	675,219
28,200	American Electric Power Co., Inc.	1,044,246
82,600	CMS Energy Corp.	1,030,022
22,000	Consolidated Edison, Inc.	945,120
14,200	Dominion Resources, Inc.	607,476
26,200	DPL, Inc.	649,760
14,100	DTE Energy Co.	565,692
62,910	Duke Energy Corp.	1,096,521
35,900	Edison International	1,432,410
5,100	Entergy Corp.	453,951
25,000	Exelon Corp.	1,565,500
26,100	FirstEnergy Corp.	1,748,439
29,300	FPL Group, Inc.	1,473,790
43,900	Northeast Utilities	1,126,035
19,800	NSTAR	663,300
44,800	PG&E Corp.	1,677,760
38,400	PPL Corp.	1,421,568
39,800	Public Service Enterprise Group Inc.	1,305,042
32,100	SCANA Corp.	1,249,653
46,600	Southern Co. (The)	1,756,354
28,000	Wisconsin Energy Corp.	1,257,200
		25,765,760
	Energy (19.9%)
32,500	AGL Resources, Inc.	1,019,850
88,720	Dynegy, Inc. (Class A) (a)	317,618
23,200	Equitable Resources, Inc.	850,976
35,650	MDU Resources Group, Inc.	1,033,850
21,900	New Jersey Resources Corp.	785,991
29,400	NRG Energy, Inc. (a)	727,650
25,600	Questar Corp.	1,047,552
33,300	Sempra Energy	1,680,651
28,955	Spectra Energy Corp.	689,129
42,000	Williams Companies, Inc. (The)	993,300
		9,146,567
	Major Telecommunications (1.1%)
20,700	Telefonica S.A. (b)	494,840

	Specialty Telecommunications (2.2%)
17,500	Crown Castle International Corp. (a)	506,975
27,500	Frottier Communications Corp.	316,250
18,500	tm telecom inc.	192,215
		1,015,440
	Telecommunications (12.5%)
16,200	America Movil SAB de C.V. (Series L) (ADR) (Mexico)	751,032
11,400	American Tower Corp. (Class A) (a)	410,058
23,314	AT&T Inc.	650,927
6,800	NII Holdings Inc. (a)	257,856
29,900	Rogers Communications, Inc. (Class B)	993,876
8,300	Telefonica S.A. (ADR) (Spain)	593,367
8,800	Telus Corp. (Non-Voting)	315,121
46,338	Verizon Communications, Inc.	1,486,986
26,679	Windstream Corp.	291,868
		5,751,091
	Water Utilities (1.3%)
28,000	American Water Works Co., Inc.	602,000

	Wireless Telecommunications (0.3%)
2,600	China Mobile Ltd. (ADR) (Hong Kong)		130,208

	TOTAL COMMON STOCKS (Cost $30,756,468)		44,260,376

NUMBER OF
SHARES (000)
	SHORT-TERM INVESTMENT (c) (3.6%)
	Investment Company
1,659	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $1,658,893)		1,658,893

	TOTAL INVESTMENTS (Cost $32,415,361) (d)	99.8%	45,919,269
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.2	75,206
	NET ASSETS	100.0%	$45,994,475

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	A security with a total market value of $494,840 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(c)	The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser.

Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

MS Select Utilities

Notes to the Portfolio of Investments

FAS 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                          Level 1 - quoted prices in active markets for identical investments

•                                          Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at September 30, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$45,919,269	$45,424,429	$494,840	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees (where fair value is estimated using recently executed transactions, market price quotations (where observable) and pricing models that may factor in, where appropriate, interest rates, bond or credit default swap spreads and volatility); (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day.  Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Select Dimensions - Dividend Growth Portfolio

Portfolio of Investments September 30, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (99.3%)
	Aerospace & Defense (1.9%)
21,708	Northrop Grumman Corp.	$1,314,202
25,100	Raytheon Co.	1,343,101
		2,657,303
	Apparel/Footwear (0.9%)
16,349	V.F. Corp.	1,263,941

	Apparel/Footwear Retail (0.8%)
37,340	Nordstrom, Inc.	1,076,139

	Auto Parts: O.E.M. (0.7%)
16,730	Eaton Corp.	939,891

	Beverages: Non-Alcoholic (4.8%)
92,583	PepsiCo, Inc.	6,598,390

	Biotechnology (1.8%)
53,510	Gilead Sciences, Inc. (a)	2,438,986

	Chemicals: Agricultural (1.2%)
17,213	Monsanto Co.	1,703,743

	Computer Communications (2.7%)
163,949	Cisco Systems, Inc. (a)	3,698,689

	Computer Processing Hardware (1.4%)
119,711	Dell, Inc. (a)	1,972,837

	Contract Drilling (1.2%)
53,500	Patterson-UTI Energy, Inc.	1,071,070
5,810	Transocean Inc. (Cayman Islands)	638,170
		1,709,240
	Discount Stores (2.1%)
59,386	Target Corp.	2,912,883

	Drugstore Chains (1.5%)
59,963	CVS/Caremark Corp.	2,018,355

	Electric Utilities (2.0%)
44,409	Exelon Corp.	2,780,892

	Financial Conglomerates (5.2%)
87,727	Citigroup, Inc.	1,799,281
67,310	JPMorgan Chase & Co.	3,143,377
30,494	Prudential Financial, Inc.	2,195,568
		7,138,226
	Household/Personal Care (3.7%)
72,162	Procter & Gamble Co. (The)	5,028,970

	Industrial Conglomerates (7.7%)
183,799	General Electric Co.	4,686,875
98,199	United Technologies Corp.	5,897,832
		10,584,707
	Information Technology Services (3.1%)
59,977	Accenture Ltd. (Class A) (Bermuda)	2,279,126
17,500	International Business Machines Corp.	2,046,800
		4,325,926

	Integrated Oil (6.0%)
40,200	BP PLC (ADR) (United Kingdom)	2,016,834
64,321	Exxon Mobil Corp.	4,995,169
33,480	Marathon Oil Corp.	1,334,848
		8,346,851
	Internet Software/Services (1.1%)
3,694	Google Inc. (Class A) (a)	1,479,521

	Investment Banks/Brokers (0.9%)
9,653	Goldman Sachs Group, Inc. (The)	1,235,584

	Life/Health Insurance (3.6%)
36,630	AFLAC, Inc.	2,152,013
16,098	Lincoln National Corp.	689,155
36,832	MetLife, Inc.	2,062,592
		4,903,760
	Major Banks (2.8%)
56,700	Bank of America Corp.	1,984,500
59,405	Bank of New York Mellon Corp.	1,935,415
		3,919,915
	Major Telecommunications (1.5%)
72,336	AT&T Inc.	2,019,621

	Managed Health Care (1.5%)
60,690	CIGNA Corp.	2,062,246

	Media Conglomerates (1.7%)
77,320	Disney (Walt) Co. (The)	2,372,951

	Medical Specialties (3.7%)
7,967	Alcon, Inc. (Switzerland)	1,286,750
70,100	Covidien Ltd.	3,768,576
		5,055,326
	Office Equipment/Supplies (1.3%)
52,148	Pitney Bowes, Inc.	1,734,442

	Oil & Gas Pipelines (1.3%)
78,460	Williams Companies, Inc. (The)	1,855,579

	Oil & Gas Production (3.3%)
12,710	Apache Corp.	1,325,399
18,680	Occidental Petroleum Corp.	1,316,006
41,577	XTO Energy, Inc.	1,934,162
		4,575,567
	Oilfield Services/Equipment (3.0%)
33,532	Cameron International Corp. (a)	1,292,323
56,460	Halliburton Co.	1,828,739
38,508	Weatherford International Ltd. (Bermuda) (a)	968,091
		4,089,153
	Packaged Software (3.3%)
171,823	Microsoft Corp.	4,585,956

	Pharmaceuticals: Major (7.6%)
52,719	Johnson & Johnson	3,652,372
206,274	Pfizer, Inc.	3,803,693
80,999	Wyeth	2,992,103
		10,448,168
	Precious Metals (0.3%)
7,480	Freeport-McMoRan Copper & Gold, Inc.	425,238

	Property - Casualty Insurers (3.1%)
39,150	ACE LTD	2,119,190
46,470	Allstate Corp. (The)	2,143,196
		4,262,386

	Restaurants (2.0%)
44,270	McDonald’s Corp.		2,731,459

	Semiconductors (2.5%)
186,056	Intel Corp.		3,484,829

	Specialty Telecommunications (0.0%)
439	Fairpoint Communications, Inc.		3,806

	Steel (0.9%)
21,200	Nucor Corp.		837,400
5,030	United States Steel Corp.		390,378
			1,227,778
	Tobacco (3.7%)
74,479	Altria Group, Inc.		1,477,663
74,479	Philip Morris International Inc.		3,582,440
			5,060,103
	Trucks/Construction/Farm Machinery (1.5%)
34,420	Caterpillar Inc.		2,051,432

	TOTAL COMMON STOCKS (Cost $145,927,194)		136,780,789

NUMBER OF
SHARES (000)
	SHORT-TERM INVESTMENT (b) (0.7%)
	Investment Company
931	Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class (Cost $930,982)		930,982

	TOTAL INVESTMENTS (Cost $146,858,176) (c)	100.0%	137,711,771
	OTHER ASSETS IN EXCESS OF LIABILITIES	(0.0)	61,939
	NET ASSETS	100.0%	$137,773,710

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

MS Select Dividend Growth

Notes to the Portfolio of Investments

FAS 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at September 30, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$137,711,771	$137,711,771	—	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees (where fair value is estimated using recently executed transactions, market price quotations (where observable) and pricing models that may factor in, where appropriate, interest rates, bond or credit default swap spreads and volatility); (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day.  Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Select Dimensions - Equally-Weighted S&P 500 Portfolio

Portfolio of Investments September 30, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (99.8%)
	Advertising/Marketing Services (0.4%)
31,743	Interpublic Group of Companies, Inc. (The) (a)	$246,008
6,785	Omnicom Group, Inc.	261,630
		507,638
	Aerospace & Defense (1.9%)
4,531	Boeing Co.	259,853
3,388	General Dynamics Corp.	249,425
5,698	Goodrich Corp.	237,037
2,670	L-3 Communications Holdings, Inc.	262,514
2,443	Lockheed Martin Corp.	267,924
4,132	Northrop Grumman Corp.	250,151
3,063	Precision Castparts Corp.	241,303
4,859	Raytheon Co.	260,005
5,410	Rockwell Collins, Inc.	260,167
		2,288,379
	Agricultural Commodities/Milling (0.2%)
11,434	Archer-Daniels-Midland Co.	250,519

	Air Freight/Couriers (0.8%)
5,019	C.H. Robinson Worldwide, Inc.	255,768
6,887	Expeditors International of Washington, Inc.	239,943
3,006	FedEx Corp.	237,594
4,088	United Parcel Service, Inc. (Class B)	257,094
		990,399
	Airlines (0.2%)
17,269	Southwest Airlines Co.	250,573

	Aluminum (0.2%)
10,107	Alcoa, Inc.	228,216

	Apparel/Footwear (1.2%)
9,640	Coach, Inc. (a)	241,386
13,322	Jones Apparel Group, Inc.	246,590
14,805	Liz Claiborne, Inc.	243,246
4,250	Nike, Inc. (Class B)	284,325
3,790	Polo Ralph Lauren Corp.	252,566
3,126	V.F. Corp.	241,671
		1,509,784
	Apparel/Footwear Retail (1.0%)
4,376	Abercrombie & Fitch Co. (Class A)	172,633
14,192	Gap, Inc. (The)	252,334
14,618	Limited Brands, Inc.	253,184
7,922	Nordstrom, Inc.	228,312
8,658	TJX Companies, Inc. (The)	264,242
		1,170,705
	Auto Parts: O.E.M. (0.4%)
3,905	Eaton Corp.	219,383
8,047	Johnson Controls, Inc.	244,066
		463,449
	Automotive Aftermarket (0.2%)
16,549	Goodyear Tire & Rubber Co. (The) (a)	253,365

	Beverages: Alcoholic (0.9%)
4,033	Anheuser-Busch Companies, Inc.	261,661
3,575	Brown-Forman Corp. (Class B)	256,721
12,192	Constellation Brands Inc. (Class A) (a)	261,640
5,952	Molson Coors Brewing Co. (Class B)	278,256
		1,058,278
	Beverages: Non-Alcoholic (0.8%)
5,067	Coca-Cola Co. (The)	267,943
14,549	Coca-Cola Enterprises Inc.	243,987
8,640	Pepsi Bottling Group, Inc. (The)	252,029
3,700	PepsiCo, Inc.	263,699
		1,027,658

	Biotechnology (1.3%)
4,290	Amgen Inc. (a)	254,268
5,416	Biogen Idec Inc. (a)	272,371
3,985	Celgene Corp. (a)	252,171
3,357	Genzyme Corp. (a)	271,548
5,828	Gilead Sciences, Inc. (a)	265,640
3,837	Millipore Corp. (a)	263,986
		1,579,984
	Building Products (0.2%)
14,045	Masco Corp.	251,967

	Cable/Satellite TV (0.6%)
12,421	Comcast Corp. (Class A)	243,824
11,264	DIRECTV Group, Inc. (The) (a)	294,779
6,633	Scripps Networks Interactive	240,844
		779,447
	Casino/Gaming (0.2%)
14,723	International Game Technology	252,941

	Chemicals: Agricultural (0.4%)
2,267	CF Industries Holdings, Inc.	207,340
2,401	Monsanto Co.	237,651
		444,991
	Chemicals: Major Diversified (1.0%)
7,094	Dow Chemical Co. (The)	225,447
5,866	Du Pont (E.I.) de Nemours & Co.	236,400
4,647	Eastman Chemical Co.	255,864
13,333	Hercules Inc. (a)	263,860
3,476	Rohm & Haas Co.	243,320
		1,224,891
	Chemicals: Specialty (0.8%)
3,406	Air Products & Chemicals, Inc.	233,277
8,626	Ashland Inc.	252,224
2,980	Praxair, Inc.	213,785
5,124	Sigma-Aldrich Corp.	268,600
		967,886
	Coal (0.5%)
4,437	CONSOL Energy, Inc.	203,614
6,372	Massey Energy Co.	227,289
4,726	Peabody Energy Corp.	212,670
		643,573
	Commercial Printing/Forms (0.2%)
10,028	Donnelley (R.R.) & Sons Co.	245,987

	Computer Communications (0.6%)
11,008	Cisco Systems, Inc. (a)	248,340
10,066	Juniper Networks, Inc. (a)	212,091
15,290	QLogic Corp. (a)	234,854
		695,285
	Computer Peripherals (0.6%)
19,726	EMC Corp. (a)	235,923
8,397	Lexmark International, Inc. (Class A) (a)	273,490
12,429	NepApp, Inc.	226,581
5,600	Seagate Technology Inc. (Escrow) (a)	0
		735,994
	Computer Processing Hardware (0.8%)
1,921	Apple Inc. (a)	218,341
16,282	Dell Inc. (a)	268,327
5,611	Hewlett-Packard Co.	259,453
30,981	Sun Microsytems	235,456
		981,577
	Construction Materials (0.2%)
3,100	Vulcan Materials Co.	230,950

	Containers/Packaging (0.8%)
6,399	Ball Corp.	252,697
9,498	Bemis Company, Inc.	248,943
9,168	Pactiv Corp. (a)	227,641
11,647	Sealed Air Corp.	256,118
		985,399

	Contract Drilling (1.0%)
4,446	ENSCO International Inc.	256,223
9,660	Nabors Industries, Ltd. (Bermuda) (a)	240,727
5,775	Noble Corp. (Cayman Islands)	253,523
7,869	Rowan Companies, Inc.	240,398
2,159	Transocean Inc. (Cayman Islands)	237,145
		1,228,016
	Data Processing Services (1.7%)
4,827	Affiliated Computer Services, Inc. (Class A) (a)	244,391
6,372	Automatic Data Processing, Inc.	272,403
17,457	Convergys Corp. (a)	258,014
12,706	Fidelity National Information Services, Inc.	234,553
5,257	Fiserv, Inc. (a)	248,761
7,822	Paychex, Inc.	258,361
15,009	Total System Services, Inc.	246,148
11,055	Western Union Co.	272,727
		2,035,358
	Department Stores (0.8%)
20,280	Dillard’s, Inc. (Class A)	239,304
5,418	Kohl’s Corp. (a)	249,661
12,976	MACY*S Inc.	233,308
7,343	Penney (J.C.) Co., Inc.	244,816
		967,089
	Discount Stores (1.2%)
8,215	Big Lots, Inc. (a)	228,623
4,054	Costco Wholesale Corp.	263,226
9,211	Family Dollar Stores, Inc.	218,301
2,535	Sears Holdings Corp. (a)	237,023
5,333	Target Corp.	261,584
4,536	Wal-Mart Stores, Inc.	271,661
		1,480,418
	Drugstore Chains (0.4%)
7,498	CVS/Caremark Corp.	252,383
8,257	Walgreen Co.	255,637
		508,020
	Electric Utilities (5.4%)
15,107	AES Corp. (The) (a)	176,601
6,796	Allegheny Energy, Inc. (a)	249,889
6,334	Ameren Corp.	247,216
7,446	American Electric Power Co., Inc.	275,725
19,171	CenterPoint Energy, Inc.	279,321
20,990	CMS Energy Corp.	261,745
6,111	Consolidated Edison, Inc.	262,529
10,511	Constellation Energy Group	255,417
5,907	Dominion Resources, Inc.	252,701
6,287	DTE Energy Co.	252,234
15,384	Duke Energy Corp.	268,143
6,762	Edison International	269,804
2,967	Entergy Corp.	264,093
3,985	Exelon Corp.	249,541
3,928	FirstEnergy Corp.	263,137
5,079	FPL Group, Inc.	255,474
5,267	Integrys Energy Group, Inc.	263,034
12,437	Pepco Holdings, Inc.	284,932
7,039	PG&E Corp.	263,611
7,735	Pinnacle West Capital Corp.	266,161
7,203	PPL Corp.	266,655
6,102	Progress Energy, Inc.	263,179
7,597	Public Service Enterprise Group Inc.	249,106
7,052	Southern Co. (The)	265,790
15,724	TECO Energy, Inc.	247,339
13,277	Xcel Energy, Inc.	265,407
		6,718,784
	Electrical Products (0.6%)
5,939	Cooper Industries Ltd. (Class A) (Bermuda)	237,263
6,176	Emerson Electric Co.	251,919
10,995	Molex Inc.	246,838
		736,020

	Electronic Components (1.0%)
5,891	Amphenol Corporation (Class A)	236,465
24,090	Jabil Circuit, Inc.	229,819
8,734	MEMC Electronic Materials, Inc. (a)	246,823
12,024	SanDisk Corp. (a)	235,069
9,429	Tyco Electronics Ltd. (Bermuda)	260,806
		1,208,982
	Electronic Equipment/Instruments (0.8%)
8,639	Agilent Technologies, Inc. (a)	256,233
29,400	JDS Uniphase Corp. (a)	248,724
6,916	Rockwell Automation, Inc.	258,243
20,655	Xerox Corp. (a)	238,152
		1,001,352
	Electronic Production Equipment (0.8%)
17,029	Applied Materials, Inc.	257,649
8,281	KLA-Tencor Corp.	262,094
12,981	Novellus Systems, Inc. (a)	254,947
31,267	Teradyne, Inc. (a)	244,195
		1,018,885
	Electronics/Appliance Stores (0.4%)
6,458	Best Buy Co., Inc.	242,175
14,683	RadioShack Corp.	253,722
		495,897
	Electronics/Appliances (0.6%)
16,230	Eastman Kodak Co.	249,617
7,996	Harman International Industries, Inc.	272,424
2,843	Whirlpool Corp.	225,421
		747,462
	Engineering & Construction (0.4%)
4,223	Fluor Corp.	235,221
4,203	Jacobs Engineering Group, Inc. (a)	228,265
		463,486
	Environmental Services (0.4%)
23,123	Allied Waste Industries, Inc. (a)	256,897
8,144	Waste Management, Inc.	256,455
		513,352
	Finance/Rental/Leasing (1.3%)
10,883	American Capital Ltd.	277,625
4,590	Capital One Financial Corp.	234,090
23,050	CIT Group, Inc.	160,428
16,924	Discover Financial Services	233,890
1,202	Mastercard Inc. Class A (a)	213,151
4,168	Ryder System, Inc.	258,416
17,192	SLM Corp.	212,149
		1,589,749
	Financial Conglomerates (1.2%)
6,496	American Express Co.	230,153
13,113	Citigroup, Inc.	268,948
5,468	JPMorgan Chase & Co.	255,356
6,461	Leucadia National Corp. (a)	293,588
5,473	Principal Financial Group, Inc.	238,021
2,983	Prudential Financial, Inc.	214,776
		1,500,842
	Financial Publishing/Services (0.6%)
7,617	Equifax, Inc.	262,406
7,452	McGraw-Hill Companies, Inc. (The)	235,558
7,172	Moody’s Corp.	243,848
		741,812
	Food Distributors (0.2%)
8,100	SYSCO Corp.	249,723

	Food Retail (0.9%)
10,172	Kroger Co. (The)	279,527
10,622	Safeway Inc.	251,954
11,767	SUPERVALU, Inc.	255,344
13,024	Whole Foods Market, Inc.	260,871
		1,047,696
	Food: Major Diversified (1.5%)
7,015	Campbell Soup Co.	270,779
14,410	ConAgra Foods Inc.	280,419

3,865	General Mills, Inc.	265,603
5,416	Heinz (H.J.) Co.	270,638
4,778	Kellogg Co.	268,046
7,744	Kraft Foods Inc. (Class A)	253,616
20,088	Sara Lee Corp.	253,711
		1,862,812
	Food: Meat/Fish/Dairy (0.4%)
11,612	Dean Foods Co.	271,256
20,622	Tyson Foods, Inc. (Class A)	246,227
		517,483
	Food: Specialty/Candy (0.6%)
6,653	Hershey Foods Co. (The)	263,060
6,435	McCormick & Co., Inc. (Non-Voting)	247,426
3,400	Wrigley (Wm.) Jr. Co.	269,960
		780,446
	Forest Products (0.2%)
4,130	Weyerhaeuser Co.	250,195

	Gas Distributors (1.2%)
62,824	Dynegy, Inc. (Class A) (a)	224,910
5,445	Nicor Inc.	241,486
18,236	NiSource, Inc.	269,163
5,702	Questar Corp.	233,326
5,030	Sempra Energy	253,864
10,163	Spectra Energy Corp.	241,879
		1,464,628
	Home Building (0.9%)
15,230	Centex Corp.	246,726
17,104	D.R. Horton, Inc.	222,694
10,777	KB Home	212,091
16,166	Lennar Corp. (Class A)	245,562
14,930	Pulte Homes, Inc.	208,572
		1,135,645
	Home Furnishings (0.4%)
10,728	Leggett & Platt, Inc.	233,763
14,894	Newell Rubbermaid, Inc.	257,070
		490,833
	Home Improvement Chains (0.8%)
5,049	Fastenal Co.	249,370
10,344	Home Depot, Inc. (The)	267,806
10,076	Lowe’s Companies, Inc.	238,700
4,060	Sherwin-Williams Co.	232,070
		987,946
	Hospital/Nursing Management (0.2%)
43,255	Tenet Healthcare Corp. (a)	240,065

	Hotels/Resorts/Cruiselines (0.8%)
6,811	Carnival Corp. (Panama) (c)	240,769
9,613	Marriott International, Inc. (Class A)	250,803
7,424	Starwood Hotels & Resorts Worldwide, Inc.	208,911
15,354	Wyndham Worldwide Corp. (a)	241,211
		941,694
	Household/Personal Care (1.5%)
6,683	Avon Products, Inc.	277,812
4,311	Clorox Co. (The)	270,257
3,577	Colgate-Palmolive Co.	269,527
5,314	Estee Lauder Companies, Inc. (The) (Class A)	265,222
6,089	International Flavors & Fragrances, Inc.	240,272
4,099	Kimberly-Clark Corp.	265,779
3,849	Procter & Gamble Co. (The)	268,237
		1,857,106
	Industrial Conglomerates (1.8%)
3,719	3M Co.	254,045
3,617	Danaher Corp.	251,020
10,577	General Electric Co. (b)	269,714
5,974	Honeywell International, Inc.	248,220
7,804	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	243,251
4,520	ITT Corp.	251,357
7,529	Textron, Inc.	220,449
6,294	Tyco International Ltd. (Bermuda)	220,416

4,421	United Technologies Corp.	265,525
		2,223,997
	Industrial Machinery (0.4%)
5,829	Illinois Tool Works Inc.	259,099
4,564	Parker Hannifin Corp.	241,892
		500,991
	Industrial Specialties (0.4%)
5,415	Ecolab Inc.	262,736
4,044	PPG Industries, Inc.	235,846
		498,582
	Information Technology Services (1.2%)
9,979	Citrix Systems, Inc. (a)	252,070
10,190	Cognizant Technology Solutions Corp. (Class A) (a)	232,638
6,062	Computer Sciences Corp. (a)	243,632
2,360	International Business Machines Corp.	276,026
11,779	Teradata Corp.	229,691
80,828	Unisys Corp. (a)	222,277
		1,456,334
	Insurance Brokers/Services (0.4%)
5,770	AON Corp.	259,419
8,064	Marsh & McLennan Companies, Inc.	256,113
		515,532
	Integrated Oil (1.2%)
3,238	Chevron Corp.	267,070
3,457	ConocoPhillips	253,225
3,280	Exxon Mobil Corp.	254,725
2,856	Hess Corp.	234,420
6,247	Marathon Oil Corp.	249,068
3,431	Murphy Oil Corp.	220,064
		1,478,572
	Internet Retail (0.4%)
3,346	Amazon.com, Inc. (a)	243,455
7,182	Gamestop Corp (Class A) (a)	245,696
		489,151
	Internet Software/Services (0.8%)
15,323	Akamai Technologies, Inc. (a)	267,233
602	Google Inc. (Class A) (a)	241,113
9,622	VeriSign, Inc. (a)	250,942
13,364	Yahoo! Inc. (a)	231,197
		990,485
	Investment Banks/Brokers (1.8%)
6,061	Ameriprise Financial, Inc.	231,530
688	CME Group Inc.	255,599
72,715	E*TRADE Group, Inc. (a)	203,602
1,981	Goldman Sachs Group, Inc. (The)	253,568
2,970	IntercontinentalExchange Inc.	239,620
9,178	Merrill Lynch & Co., Inc.	232,203
9,951	Morgan Stanley (d)	228,873
6,084	NYSE Euronext	238,371
10,724	Schwab (Charles) Corp. (The)	278,824
		2,162,190
	Investment Managers (1.3%)
8,596	Federated Investors, Inc. (Class B)	247,995
2,508	Franklin Resources, Inc.	221,030
9,646	Invesco Ltd.	202,373
9,890	Janus Capital Group, Inc.	240,129
6,359	Legg Mason, Inc.	242,024
4,166	Price (T.) Rowe Group, Inc.	223,756
4,275	State Street Corp.	243,162
		1,620,469
	Life/Health Insurance (1.1%)
4,065	AFLAC, Inc.	238,819
17,755	Genworth Financial Inc. (Class A)	152,871
4,933	Lincoln National Corp.	211,182
4,704	MetLife, Inc.	263,424
4,376	Torchmark Corp.	261,685
10,415	UnumProvident Corp.	261,417
		1,389,398
	Major Banks (2.0%)
6,864	Bank of America Corp.	240,240

7,584	Bank of New York Mellon Corp.	247,087
6,253	BB&T Corp.	236,363
6,125	Comerica, Inc.	200,839
20,176	Huntington Bancshares, Inc.	161,206
17,288	KeyCorp	206,419
48,267	National City Corp.	84,467
3,168	PNC Financial Services Group	236,650
12,992	Regions Financial Corp.	124,723
4,346	SunTrust Banks, Inc.	195,527
6,772	U.S. Bancorp	243,927
14,442	Wachovia Corp.	50,547
6,464	Wells Fargo & Co.	242,594
		2,470,589
	Major Telecommunications (0.8%)
8,898	AT&T Inc.	248,432
6,129	Embarq Corp.	248,531
39,764	Sprint Nextel Corp.	242,560
8,184	Verizon Communications, Inc.	262,625
		1,002,148
	Managed Health Care (1.3%)
7,071	Aetna, Inc.	255,334
7,349	CIGNA Corp.	249,719
7,927	Coventry Health Care, Inc. (a)	258,024
5,948	Humana, Inc. (a)	245,058
10,613	UnitedHealth Group Inc.	269,464
5,639	WellPoint Inc. (a)	263,736
		1,541,335
	Media Conglomerates (1.0%)
17,257	CBS Corp. (Class B)	251,607
8,268	Disney (Walt) Co. (The)	253,745
20,707	News Corp. (Class A)	248,277
19,048	Time Warner, Inc.	249,719
10,612	Viacom Inc. (Class B) (a)	263,602
		1,266,950
	Medical Distributors (0.9%)
7,211	AmerisourceBergen Corp.	271,494
5,320	Cardinal Health, Inc.	262,170
4,748	McKesson Corp.	255,490
8,594	Patterson Companies, Inc. (a)	261,344
		1,050,498
	Medical Specialties (3.6%)
7,863	Applied Biosystems, Inc.	269,308
2,851	Bard (C.R.), Inc.	270,474
4,307	Baxter International, Inc.	282,668
3,283	Becton, Dickinson & Co.	263,494
19,837	Boston Scientific Corp. (a)	243,400
5,029	Covidien Ltd.	270,359
6,765	Hospira, Inc. (a)	258,423
978	Intuitive Surgical, Inc. (a)	235,678
5,357	Medtronic, Inc.	268,386
8,139	Pall Corp.	279,900
10,193	PerkinElmer, Inc.	254,519
6,103	St. Jude Medical, Inc. (a)	265,419
4,245	Stryker Corp.	264,464
4,753	Thermo Fisher Scientific, Inc. (a)	261,415
4,473	Varian Medical Systems, Inc. (a)	255,542
4,931	Waters Corp. (a)	286,886
3,973	Zimmer Holdings, Inc. (a)	256,497
		4,486,832
	Medical/Nursing Services (0.2%)
4,965	DaVita, Inc. (a)	283,055

	Miscellaneous Commercial Services (0.2%)
8,999	Cintas Corp.	258,361

	Miscellaneous Manufacturing (0.2%)
6,152	Dover Corp.	249,464

	Motor Vehicles (0.6%)
49,841	Ford Motor Co. (a)	259,173

21,736	General Motors Corp.	205,405
6,327	Harley-Davidson, Inc.	235,997
		700,575
	Multi-Line Insurance (0.3%)
66,814	American International Group, Inc.	222,491
4,502	Hartford Financial Services Group, Inc. (The) (e)	184,537
		407,028
	Office Equipment/Supplies (0.4%)
5,875	Avery Dennison Corp.	261,320
7,701	Pitney Bowes, Inc.	256,135
		517,455
	Oil & Gas Pipelines (0.4%)
17,357	El Paso Corp.	221,475
10,073	Williams Companies, Inc. (The)	238,226
		459,701
	Oil & Gas Production (2.3%)
4,686	Anadarko Petroleum Corp.	227,318
2,346	Apache Corp.	244,641
6,572	Cabot Oil & Gas Corp.	237,512
6,488	Chesapeake Energy Corp.	232,660
2,566	Devon Energy Corp.	234,019
2,791	EOG Resources, Inc.	249,683
4,372	Noble Energy, Inc.	243,039
3,256	Occidental Petroleum Corp.	229,385
4,760	Pioneer Natural Resources Co. (a)	248,853
5,198	Range Resources Corp.	222,838
7,644	Southwestern Energy Co. (a)	233,448
4,991	XTO Energy, Inc.	232,181
		2,835,577
	Oil Refining/Marketing (0.6%)
6,500	Sunoco, Inc.	231,270
15,074	Tesoro Corp.	248,570
8,318	Valero Energy Corp.	252,035
		731,875
	Oilfield Services/Equipment (1.5%)
4,025	Baker Hughes Inc.	243,674
11,991	BJ Services Co.	229,388
6,037	Cameron International Corp. (a)	232,666
7,197	Halliburton Co.	233,111
4,506	National-Oilwell Varco, Inc. (a)	226,336
3,134	Schlumberger Ltd. (Netherlands Antilles)	244,734
4,136	Smith International, Inc.	242,535
8,453	Weatherford International Ltd. (Bermuda) (a)	212,508
		1,864,952
	Other Consumer Services (0.8%)
4,508	Apollo Group, Inc. (Class A) (a)	267,324
10,806	Block (H&R), Inc.	245,837
11,686	eBay Inc. (a)	261,533
16,165	Expedia, Inc. (a)	244,253
		1,018,947
	Other Consumer Specialties (0.2%)
4,137	Fortune Brands, Inc.	237,298

	Other Metals/Minerals (0.2%)
20,909	Titanium Metals Corp.	237,108

	Packaged Software (2.3%)
6,852	Adobe Systems, Inc. (a)	270,448
7,333	Autodesk, Inc. (a)	246,022
7,752	BMC Software, Inc. (a)	221,940
12,307	CA Inc.	245,648
26,137	Compuware Corp. (a)	253,268
8,532	Intuit Inc. (a)	269,697
11,300	Microsoft Corp.	301,597
49,274	Novell, Inc. (a)	253,268
14,166	Oracle Corp. (a)	287,711
4,851	Salesforce.com Inc. (a)	234,788
12,940	Symantec Corp. (a)	253,365
		2,837,752

	Personnel Services (0.4%)
14,935	Monster Worldwide Inc. (a)	222,681
9,623	Robert Half International, Inc.	238,169
		460,850
	Pharmaceuticals: Generic Drugs (0.7%)
3,887	Barr Pharmaceuticals Inc. (a)	253,821
22,947	Mylan Laboratories, Inc.	262,055
10,050	Watson Pharmaceuticals, Inc. (a)	286,425
		802,301
	Pharmaceuticals: Major (1.8%)
5,109	Abbott Laboratories	294,176
12,895	Bristol-Myers Squibb Co.	268,861
3,869	Johnson & Johnson	268,044
6,090	Lilly (Eli) & Co.	268,143
8,929	Merck & Co., Inc.	281,799
14,597	Pfizer, Inc.	269,169
14,709	Schering-Plough Corp.	271,675
6,695	Wyeth	247,313
		2,169,180
	Pharmaceuticals: Other (0.6%)
4,615	Allergan, Inc.	237,673
9,834	Forest Laboratories, Inc. (a)	278,106
26,863	King Pharmaceuticals, Inc. (a)	257,348
		773,127
	Precious Metals (0.4%)
3,683	Freeport-McMoRan Copper & Gold, Inc.	209,379
6,793	Newmont Mining Corp.	263,297
		472,676
	Property - Casualty Insurers (1.4%)
5,661	Allstate Corp. (The)	261,085
4,199	Chubb Corp. (The)	230,525
8,059	Cincinnati Financial Corp.	229,198
6,607	Loews Corp.	260,910
16,200	Progressive Corp. (The)	281,880
5,335	St. Paul Travelers Companies, Inc. (The)	241,142
13,150	XL Capital Ltd. (Class A) (Cayman Islands)	235,911
		1,740,651
	Publishing: Books/Magazines (0.2%)
9,002	Meredith Corp.	252,416

	Publishing: Newspapers (0.6%)
15,318	Gannett Co., Inc.	259,027
18,595	New York Times Co. (The) (Class A)	265,723
453	Washington Post Co. (The) (Class B)	252,212
		776,962
	Pulp & Paper (0.4%)
8,895	International Paper Co.	232,871
10,541	MeadWestvaco Corp.	245,711
		478,582
	Railroads (0.8%)
2,633	Burlington Northern Santa Fe Corp.	243,368
4,467	CSX Corp.	243,764
3,849	Norfolk Southern Corp.	254,842
3,706	Union Pacific Corp.	263,719
		1,005,693
	Real Estate Development (0.2%)
18,357	CB Richard Ellis Group, Inc. (Class A) (a)	245,433

	Real Estate Investment Trusts (2.6%)
7,543	Apartment Investment & Management Co. (Class A)	264,156
2,476	AvalonBay Communities, Inc.	243,688
2,984	Boston Properties, Inc.	279,481
5,697	Equity Residential	253,004
12,641	General Growth Properties, Inc.	190,879
6,748	HCP INC	270,797
16,934	Host Hotels & Resorts Inc.	225,053
6,305	Kimco Realty Corp.	232,907
5,154	Plum Creek Timber Co., Inc.	256,978
6,431	ProLogis	265,407
2,553	Public Storage, Inc.	252,773
2,682	Simon Property Group, Inc.	260,154

2,561	Vornado Realty Trust	232,923
		3,228,200
	Recreational Products (0.6%)
6,170	Electronic Arts Inc. (a)	228,228
7,409	Hasbro, Inc.	257,240
15,403	Mattel, Inc.	277,870
		763,338
	Regional Banks (1.0%)
13,625	Fifth Third Bancorp	162,138
17,741	First Horizon National Corp.	166,058
2,896	M&T Bank Corp.	258,468
8,720	Marshall & Ilslet Corp.	175,708
3,538	Northern Trust Corp.	255,444
4,870	Zions Bancorporation	188,469
		1,206,285
	Restaurants (0.8%)
8,629	Darden Restaurants, Inc.	247,048
4,233	McDonald’s Corp.	261,176
17,615	Starbucks Corp. (a)	261,935
6,903	Yum! Brands, Inc.	225,107
		995,266
	Retail Strip Centers (0.2%)
7,237	Developers Diversified Realty Corp.	229,341

	Savings Banks (0.3%)
13,773	Hudson City Bancorp, Inc.	254,112
26,469	Sovereign Bancorp, Inc.	104,553
		358,665
	Semiconductors (2.7%)
42,274	Advanced Micro Devices, Inc. (a)	221,939
12,245	Altera Corp.	253,227
10,275	Analog Devices, Inc.	270,746
12,658	Broadcom Corp. (Class A) (a)	235,819
14,784	Intel Corp.	276,904
8,281	Linear Technology Corp.	253,895
45,508	LSI Logic Corp. (a)	243,923
8,995	Microchip Technology Inc.	264,723
55,945	Micron Technology, Inc. (a)	226,577
15,076	National Semiconductor Corp.	259,458
22,544	NVIDIA Corp. (a)	241,446
12,047	Texas Instruments Inc.	259,011
11,821	Xilinx, Inc.	277,202
		3,284,870
	Services to the Health Industry (1.0%)
3,642	Express Scripts, Inc. (a)	268,852
13,455	IMS Health Inc.	254,434
3,682	Laboratory Corp. of America Holdings (a)	255,899
5,331	Medco Health Solutions Inc. (a)	239,895
4,840	Quest Diagnostics Inc.	250,083
		1,269,163
	Specialty Insurance (0.6%)
4,967	Assurant, Inc.	273,185
19,972	MBIA Inc.	237,667
25,195	MGIC Investment Corp.	177,121
		687,973
	Specialty Stores (1.2%)
20,329	AutoNation, Inc. (a)	228,498
2,071	AutoZone, Inc. (a)	255,437
8,266	Bed Bath & Beyond Inc. (a)	259,635
47,671	Office Depot, Inc. (a)	277,445
11,027	Staples, Inc.	248,108
7,112	Tiffany & Co.	252,618
		1,521,741
	Specialty Telecommunications (1.0%)
7,159	American Tower Corp. (Class A) (a)	257,509
7,067	CenturyTel, Inc.	259,006
21,690	Frontier Communications Corp.	249,435
69,515	Qwest Communications International, Inc. (a)	224,533
22,927	Windstream Corp.	250,821
		1,241,304

	Steel (0.7%)
8,430	AK Steel Holding Corp. (a)	218,506
6,017	Allegheny Technologies, Inc.	177,802
5,292	Nucor Corp.	209,034
2,628	United States Steel Corp.	203,959
		809,301
	Telecommunication Equipment (1.2%)
24,004	Ciena Corp. (a)	241,960
15,844	Corning Inc.	247,800
5,639	Harris Corp.	260,521
35,421	Motorola, Inc.	252,905
5,834	QUALCOMM, Inc.	250,686
66,042	Tellabs, Inc. (a)	268,131
		1,522,003
	Tobacco (1.1%)
13,842	Altria Group, Inc.	274,625
3,754	Lorillard, Inc.	267,097
5,266	Philip Morris International Inc.	253,295
5,606	Reynolds American, Inc.	272,563
3,843	UST, Inc.	255,712
		1,323,292
	Tools/Hardware (0.6%)
4,024	Black & Decker Corp.	244,458
4,866	Snap-On, Inc.	256,244
5,729	Stanley Works (The)	239,128
		739,830
	Trucks/Construction/Farm Machinery (1.1%)
4,276	Caterpillar Inc.	254,850
4,845	Cummins Inc.	211,822
4,485	Deere & Co.	222,008
14,326	Manitowoc Co., Inc.	222,768
5,950	PACCAR, Inc.	227,230
8,160	Terex Corp. (a)	249,043
		1,387,721
	Wholesale Distributors (0.4%)
6,418	Genuine Parts Co.	258,067
2,787	Grainger (W.W.), Inc.	242,385
		500,452
	TOTAL COMMON STOCKS
	(Cost $94,786,180)	122,831,448

NUMBER OF
SHARES (000)
	SHORT-TERM INVESTMENT (f) (0.1%)
	Investment Company
162	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $161,532)		161,532

	TOTAL INVESTMENTS
	(Cost $94,947,712) (h)(g)	99.9%	122,992,980
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	65,450
	NET ASSETS	100.0%	$123,058,430

(a)	Non-income producing security.
(b)	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $123,750.
(c)	Consist of one or more class of securities traded as a unit. Stocks with attached paired trust shares.
(d)

For the nine month ended September 30, 2008, the cost of purchases and the proceeds sales of Morgan Stanley common stock, an affiliate of the Portfolio, was $0 and $45,487, respectively, including net realized losses of $17,573.

(e)

For the nine month ended September 30, 2008, the cost of purchases and the proceeds sales of Hartford Financial Service Group common stock, an affiliate of the Portfolio, was $0 and $27,091, respectively, including net realized gain of $1,045.

(f)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity

Money Market Portfolio - Institutional Class.
(g)	Securities have been designated as collateral in an amount equal to $1,085,375 in connection with open futures contracts.
(h)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Futures Contracts Open at September 30, 2008

NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	UNREALIZED
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	DEPPRECIATION

1	Long	S&P 500 Mini Index September 2008	$58,370	$(4,553)

MS Select Equally Weighted S&P 500

Notes to the Portfolio of Investments

FAS 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at September 30, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$122,992,980	$122,992,980	—	—
Other Financial Instruments*	(4,553)	(4,553)	—	—
Total	$122,988,427	$122,988,427	—	—

* Other financial instruments include futures, forwards and swap contracts.

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.  Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees (where fair value is estimated using recently executed transactions, market price quotations (where observable) and pricing models that may factor in, where appropriate, interest rates, bond or credit default swap spreads and volatility); (8) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (9) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Select Dimensions- Capital Growth Portfolio

Portfolio of Investments September 30, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (93.5%)
	Air Freight/Couriers (3.6%)
13,258	C.H. Robinson Worldwide, Inc.	$675,628
11,714	Expeditors International of Washington, Inc.	408,116
		1,083,744
	Apparel/Footwear (1.0%)
11,894	Coach, Inc. (a)	297,826

	Biotechnology (2.8%)
4,067	Gen-Probe Inc. (a)	215,754
15,468	Illumina, Inc. (a)	626,918
		842,672
	Casino/Gaming (4.0%)
14,746	Wynn Resorts, Ltd. (a)	1,203,863

	Chemicals: Agricultural (8.3%)
25,147	Monsanto Co.	2,489,050

	Computer Peripherals (0.0%)
20,100	Seagate Technology Inc. (Escrow) (a)	0

	Computer Processing Hardware (3.5%)
9,356	Apple Inc. (a)	1,063,403

	Construction Materials (3.4%)
28,528	Cemex SAB de C.V. (ADR) (Mexico) (a)	491,252
4,885	Martin Marietta Materials, Inc.	547,022
		1,038,274
	Electronic Components (0.9%)
1,415	First Solar, Inc. (a)	267,308

	Finance/Rental/Leasing (5.3%)
4,237	Mastercard Inc. Class A (a)	751,347
45,033	Redecard SA (Brazil)	560,871
4,573	VISA Inc. (Class A)	280,736
		1,592,954
	Financial Conglomerates (11.1%)
19,590	American Express Co.	694,074
53,830	Brookfield Asset Management Inc. (Class A) (Canada)	1,477,095
25,699	Leucadia National Corp. (a)	1,167,763
		3,338,932
	Gas Distributors (0.4%)
2,586	Questar Corp.	105,819

	Information Technology Services (0.6%)
6,387	VMware Inc (Class A) (a)	170,150

	Internet Retail (6.2%)
25,636	Amazon.com, Inc. (a)	1,865,275

	Internet Software/Services (8.7%)
1,934	Baidu.com, Inc. (ADR) (Cayman Islands) (a)	480,077
4,139	Google Inc. (Class A) (a)	1,657,752
66,000	Tencent Holdings Ltd. (Cayman Islands) (b)	475,472
		2,613,301
	Investment Banks/Brokers (3.9%)
104,461	BM&F Bovespa SA (Brazil)	460,026
1,890	CME Group Inc.	702,154
		1,162,180
	Medical Specialties (1.3%)
1,650	Intuitive Surgical, Inc. (a)	397,617

	Miscellaneous Commercial Services (0.9%)
8,853	Corporate Executive Board Co. (The)		276,656

	Oil & Gas Production (7.5%)
2,765	Range Resources Corp.		118,536
21,546	Southwestern Energy Co. (a)		658,015
26,782	Ultra Petroleum Corp. (Canada) (a)		1,482,116
			2,258,667
	Other Consumer Services (3.4%)
46,312	eBay Inc. (a)		1,036,463

	Personnel Services (0.5%)
11,006	Monster Worldwide Inc. (a)		164,099

	Pharmaceuticals: Other (1.1%)
6,456	Allergan, Inc.		332,484

	Property - Casualty Insurers (4.0%)
137	Berkshire Hathaway Inc. (Class B) (a)		602,115
15,247	Loews Corp.		602,104
			1,204,219
	Restaurants (2.1%)
43,601	Starbucks Corp. (a)		648,347

	Telecommunication Equipment (4.2%)
13,556	QUALCOMM, Inc.		582,501
10,175	Research In Motion Ltd. (Canada) (a)		694,953
			1,277,454
	Wholesale Distributors (1.4%)
178,000	Li & Fung Ltd. (Hong Kong) (b)		434,724

	Wireless Telecommunications (3.4%)
14,533	America Movil SAB de C.V. (Series L) (ADR) (Mexico)		673,750
7,280	China Mobile Ltd. (ADR) (Hong Kong)		364,582
			1,038,332
	TOTAL COMMON STOCKS
	(Cost $29,335,604)		28,203,813

NUMBER OF
SHARES (000)
	SHORT-TERM INVESTMENT (c) (6.0%)
	Investment Company
1,820	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $1,819,926)		1,819,926

	TOTAL INVESTMENTS
	(Cost $31,155,530) (d)	99.5%	30,023,739
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.5	140,622
	NET ASSETS	100.0%	$30,164,361

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)

Securities with a total market value of $910,196 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(c)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

MS Select Capital Growth

Notes to the Portfolio of Investments

FAS 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at September 30, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$30,023,727	$29,113,531	$910,196	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees (where fair value is estimated using recently executed transactions, market price quotations (where observable) and pricing models that may factor in, where appropriate, interest rates, bond or credit default swap spreads and volatility); (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day.  Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Select Dimensions - Focus Growth Portfolio

Portfolio of Investments September 30, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (95.7%)
	Air Freight/Couriers (5.4%)
65,222	C.H. Robinson Worldwide, Inc.	$3,323,713
59,876	Expeditors International of Washington, Inc.	2,086,080
		5,409,793
	Casino/Gaming (4.7%)
57,291	Wynn Resorts, Ltd. (a)	4,677,237

	Chemicals: Agricultural (9.9%)
100,730	Monsanto Co.	9,970,255

	Computer Processing Hardware (4.4%)
38,553	Apple Inc. (a)	4,381,934

	Construction Materials (2.7%)
159,717	Cemex SAB de C.V. (ADR) (Mexico) (a)	2,750,327

	Energy (0.4%)
94	Berkshire Hathaway Inc.	413,130

	Finance/Rental/Leasing (3.8%)
21,275	Mastercard Inc. Class A (a)	3,772,696

	Financial Conglomerates (13.8%)
86,056	American Express Co.	3,048,964
207,172	Brookfield Asset Management Inc. (Class A) (Canada)	5,684,800
112,223	Leucadia National Corp. (a)	5,099,413
		13,833,177
	Internet Retail (9.0%)
123,502	Amazon.com, Inc. (a)	8,986,006

	Internet Software/Services (11.3%)
10,118	Baidu.com, Inc. (ADR) (Cayman Islands) (a)	2,511,591
16,145	Google Inc. (Class A) (a)	6,466,395
329,200	Tencent Holdings Ltd. (Cayman Islands) (b)	2,371,596
		11,349,582
	Investment Banks/Brokers (6.3%)
640,229	BM&F Bovespa SA (Brazil)	2,819,445
9,353	CME Group Inc.	3,474,733
		6,294,178
	Miscellaneous Commercial Services (1.1%)
34,843	Corporate Executive Board Co. (The)	1,088,844

	Oil & Gas Production (8.3%)
149,990	Ultra Petroleum Corp. (Canada) (a)	8,300,447

	Other Consumer Services (4.0%)
178,275	eBay Inc. (a)	3,989,795

	Property - Casualty Insurers (2.3%)
59,571	Loews Corp.	2,352,459

	Telecommunication Equipment (3.1%)
45,112	Research In Motion Ltd. (Canada) (a)	3,081,150

	Wholesale Distributors (1.9%)
764,000	Li & Fung Ltd. (Hong Kong) (b)	1,865,894

	Wireless Telecommunications (3.3%)
72,472	America Movil SAB de C.V. (Series L) (ADR) (Mexico)	3,359,802

	TOTAL COMMON STOCKS
	(Cost $102,638,961)	95,876,706

NUMBER OF
SHARES (000)
	SHORT-TERM INVESTMENT (c) (3.8%)
	Investment Company
3,766	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class
	(Cost $3,766,487)		3,766,487

	TOTAL INVESTMENTS
	(Cost $106,405,448) (d)	99.5%	99,643,193
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.5	487,812
	NET ASSETS	100.0%	$100,131,005

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)

Securities with a total market value of $4,237,490 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(c)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

MS Select Focus Growth

Notes to the Portfolio of Investments

FAS 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                          Level 1 – quoted prices in active markets for identical investments

•                                          Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at September 30, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$99,643,191	$95,405,701	$4,237,490	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees (where fair value is estimated using recently executed transactions, market price quotations (where observable) and pricing models that may factor in, where appropriate, interest rates, bond or credit default swap spreads and volatility); (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Select Dimensions- Capital Opportunities Portfolio

Portfolio of Investments September 30, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (98.9%)
	Air Freight/Couriers (4.7%)
13,691	C.H. Robinson Worldwide, Inc.	$697,693
12,043	Expeditors International of Washington, Inc.	419,578
		1,117,271
	Biotechnology (7.3%)
22,068	Illumina, Inc. (a)	894,416
11,464	Techne Corp. (a)	826,784
		1,721,200
	Casino/Gaming (4.2%)
12,158	Wynn Resorts, Ltd. (a)	992,579

	Chemicals: Agricultural (8.5%)
20,403	Monsanto Co.	2,019,489

	Computer Processing Hardware (3.6%)
7,582	Apple Inc. (a)	861,770

	Construction Materials (2.7%)
37,451	Cemex SAB de C.V. (ADR) (Mexico) (a)	644,906

	Finance Energy (1.6%)
23,554	Brookfield Infrastructure PA	370,504

	Finance/Rental/Leasing (4.6%)
3,521	Mastercard Inc. Class A (a)	624,379
37,718	Redecard SA (Brazil)	469,765
		1,094,144
	Financial Conglomerates (9.1%)
43,864	Brookfield Asset Management Inc. (Class A) (Canada)	1,203,628
20,987	Leucadia National Corp. (a)	953,649
		2,157,277
	Home Building (0.9%)
8,470	Gafisa S.A. (ADR) (Brazil)	217,679

	Internet Retail (9.1%)
21,284	Amazon.com, Inc. (a)	1,548,624
15,405	Ctrip.com International Ltd. (ADR) (Cayman Islands)	594,787
		2,143,411
	Internet Software/Services (11.4%)
2,615	Baidu.com, Inc. (ADR) (Cayman Islands) (a)	649,121
3,433	Google Inc. (Class A) (a)	1,374,985
96,000	Tencent Holdings Ltd. (Cayman Islands) (b)	691,595
		2,715,701
	Investment Banks/Brokers (5.8%)
84,732	BM&F Bovespa SA (Brazil)	373,143
13,532	Greenhill & Co., Inc.	997,985
		1,371,128
	Miscellaneous Commercial Services (4.5%)
9,740	Corporate Executive Board Co. (The)	304,375
16,554	Costar Group, Inc. (a)	751,386
		1,055,761
	Oil & Gas Production (9.6%)
33,877	Southwestern Energy Co. (a)	1,034,604
22,364	Ultra Petroleum Corp. (Canada) (a)	1,237,624
		2,272,228
	Other Consumer Services (3.5%)
36,852	eBay Inc. (a)	824,748

	Specialty Telecommunications (1.2%)
35,441	Cogent Communications Group, Inc. (a)	273,605

	Telecommunication Equipment (2.4%)
8,221	Research In Motion Ltd. (Canada) (a)	561,494

	Wholesale Distributors (1.8%)
172,000	Li & Fung Ltd. (Hong Kong) (b)	420,071

	Wireless Telecommunications (2.4%)
12,005	America Movil SAB de C.V. (Series L) (ADR) (Mexico)	556,552

	TOTAL COMMON STOCKS
	(Cost $23,817,971)	23,391,518

NUMBER
OF SHARES (000)
	SHORT-TERM INVESTMENT (c) (0.7%)
	Investment Company
157	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class
	(Cost $156,829)		156,829

	TOTAL INVESTMENTS
	(Cost $23,974,800) (d)	99.6%	23,548,347
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.4	99,508
	NET ASSETS	100.0%	$23,647,855

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	Securities with a total market value of $1,111,666 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(c)	The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class,
an open-end management investment company managed by the Investment Adviser.Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by

Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

MS Select Capital Opportunities

Notes to the Portfolio of Investments

FAS 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                          Level 1 – quoted prices in active markets for identical investments

•                                          Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at September 30, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$23,548,347	$22,436,681	$1,111,666	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees (where fair value is estimated using recently executed transactions, market price quotations (where observable) and pricing models that may factor in, where appropriate, interest rates, bond or credit default swap spreads and volatility); (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day.  Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Select Dimensions - Global Equity Portfolio
Portfolio of Investments September 30, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (97.9%)
	Australia (b) (2.1%)
	Data Processing Services
108,099	Computershare Ltd.	$812,897

	Bermuda (4.0%)
	Apparel/Footwear Retail
66,000	Esprit Holdings Ltd. (b)	405,499

	Multi-Line Insurance
15,515	Axis Capital Holdings Ltd.	491,981

	Wholesale Distributors
260,800	Li & Fung Ltd. (Hong Kong) (b)	636,944
	Total Bermuda	1,534,424

	Canada (2.0%)
	Food: Specialty/Candy
126,300	SunOpta Inc. (a)	778,008

	China (b) (0.8%)
	Coal
130,000	China Shenhua Energy Company Ltd. (H Shares)	313,276

	Finland (b) (1.3%)
	Electronic Components
13,052	Vacon Oyj	496,319

	France (b) (3.1%)
	Miscellaneous Commercial Services
7,923	Sodexho Alliance S.A.	469,487

	Pharmaceuticals: Other
15,800	Ipsen S.A.	711,604
	Total France	1,181,091

	Germany (7.7%)
	Apparel/Footwear
13,636	Adidas AG (b)	732,337

	Internet Software/Services
50,500	United Internet AG (b)	545,888

	Medical Specialties
9,867	Fresenius Medical Care	509,854
9,566	Fresenius SE (b)	698,959
		1,208,813
	Miscellaneous Commercial Services
61,398	Wirecard AG (a) (b)	445,337
	Total Germany	2,932,375

	Greece (b) (1.6%)
	Regional Banks
32,415	EFG Eurobank Ergasias	597,233

	Ireland (1.2%)
	Pharmaceuticals: Other
11,800	Icon PLC (Sponsored ADR) (Ireland) (a)	451,350

	Israel (4.0%)
	Food: Specialty/Candy
37,030	Strauss Group Ltd. (b)	381,903

	Pharmaceuticals: Other
25,100	Teva Pharmaceutical Industries Ltd. (ADR)	1,149,329
	Total Israel	1,531,232

	Italy (b) (2.6%)
	Apparel/Footwear
39,191	Geox SpA	379,419

	Major Banks
160,163	UniCredit S.p.A.	591,618
	Total Italy	971,037

	Japan (b) (3.4%)
	Home Building
25,200	Daito Trust Construction Co., Ltd.	942,243

	Pharmaceuticals: Other
109	EPS Co, Ltd.	345,905
	Total Japan	1,288,148

	Mexico (3.7%)
	Beverages: Non-Alcoholic
19,800	Fomento Economico Mexicano, S.A. de C.V. (ADR) (Units) (d)	755,172

	Other Transportation
12,700	Grupo Aeroportuario del Sureste S.A.B de C.V. (ADR)	630,682
	Total Mexico	1,385,854

	South Africa (b) (2.1%)
	Pharmaceuticals: Generic Drugs
151,195	Aspen Pharmacare Holdings Ltd. (a)	785,228

	Spain (b) (4.2%)
	Major Banks
35,673	Banco Santander S.A.	540,001

	Major Telecommunications
43,346	Telefonica S.A.	1,036,200
	Total Spain	1,576,201

	Sweden (b) (1.0%)
	Packaged Software
28,547	ORC Software AB	364,987

	Switzerland (b) (2.3%)
	Biotechnology
7,039	Lonza Group AG (Registered Shares)	875,428

	United Kingdom (b)(11.8%)
	Beverages: Alcoholic
46,119	SABMiller PLC	900,862

	Investment Managers
88,300	BlueBay Asset Management PLC (a)	381,859
68,595	Man Group PLC	420,886
		802,745
	Major Banks
34,251	Standard Chartered PLC	831,961

	Miscellaneous Commercial Services
14,200	Homeserve PLC	371,461
68,902	Intertek Group PLC	1,036,214
		1,407,675
	Pharmaceuticals: Other
34,672	Shire PLC	545,791
	Total United Kingdom	4,489,034

	United States (39.0%)
	Beverages: Non-Alcoholic
13,000	PepsiCo, Inc.	926,510

	Biotechnology
17,430	Gilead Sciences, Inc. (a)	794,459

	Computer Processing Hardware
9,091	Apple Inc. (a)	1,033,283

	Data Processing Services
30,800	NeuStar, Inc. (Class A) (a)	612,612

	Electronic Components
20,200	Amphenol Corporation (Class A)	810,828

	Environmental Services
48,200	EnergySolutions Inc.	482,000

	Financial Conglomerates
14,100	Prudential Financial, Inc.	1,015,200

	Food: Meat/Fish/Dairy
68,100	Smart Balance Inc.	446,736

	Life/Health Insurance
22,700	AFLAC, Inc.	1,333,625

	Media Conglomerates
47,300	News Corp. (Class A)	567,127

	Medical Specialties
10,350	Bard (C.R.), Inc.	981,905
25,200	Qiagen N.V. (Netherlands) (a)	497,196
22,510	Thermo Fisher Scientific, Inc. (a)	1,238,050
17,100	West Pharmaceutical Services, Inc.	834,822
		3,551,973
	Miscellaneous Commercial Services
16,100	FTI Consulting Inc. (a)	1,163,064

	Specialty Stores
31,000	Staples, Inc.		697,500

	Wireless Telecommunications
44,700	Metropcs Communications Inc. (a)		625,353
22,000	NII Holdings Inc. (a)		834,240
			1,459,593
	Total United States		14,894,510
	Total Common Stocks
	(Cost $37,163,631)		37,258,632

NUMBER
OF SHARES (000)
	Short-Term Investment (c) (2.2%)
	Investment Company
849	Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class (Cost $848,970)		848,970

	Total Investments
	(Cost $38,012,601) (e)	100.1%	38,107,602
	Liabilities in Excess of Other Assets	(0.1)	(29,851)
	Net Assets	100.0%	$38,077,751

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)

Securities with total market value equal to $17,597,747 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(c)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(d)	Consist of one or more class of securities traded together as a unit; stock with attached warrants.
(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Select Dimensions - Global Equity Portfolio

Summary of Investments September 30, 2008 (unaudited)

		PERCENT OF
INDUSTRY	VALUE	TOTAL INVESTMENTS

Medical Specialties	$4,760,786	12.5%
Miscellaneous Commercial Services	3,485,563	9.1
Pharmaceuticals: Other	3,203,979	8.4
Major Banks	1,963,580	5.2
Beverages: Non-Alcoholic	1,681,682	4.4
Biotechnology	1,669,887	4.4
Wireless Telecommunications	1,459,593	3.8
Data Processing Services	1,425,509	3.7
Life/Health Insurance	1,333,625	3.5
Electronic Components	1,307,147	3.4
Food: Specialty/Candy	1,159,911	3.0
Apparel/Footwear	1,111,756	2.9
Major Telecommunications	1,036,200	2.7
Computer Processing Hardware	1,033,283	2.7
Financial Conglomerates	1,015,200	2.7
Home Building	942,243	2.5
Beverages: Alcoholic	900,862	2.4
Investment Company	848,970	2.2
Investment Managers	802,745	2.1
Pharmaceuticals: Generic Drugs	785,228	2.1
Specialty Stores	697,500	1.8
Wholesale Distributors	636,944	1.7
Other Transportation	630,682	1.7
Regional Banks	597,233	1.6
Media Conglomerates	567,127	1.5
Internet Software/Services	545,888	1.4
Multi-Line Insurance	491,981	1.3
Environmental Services	482,000	1.3
Food: Meat/Fish/Dairy	446,736	1.2
Apparel/Footwear Retail	405,499	1.1
Packaged Software	364,987	1.0
Coal	313,276	0.8

	$38,107,602	100.0%

MS Select Global Equity

Notes to the Portfolio of Investments

FAS 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at September 30, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$38,107,602	$20,509,855	$17,597,747	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees (where fair value is estimated using recently executed transactions, market price quotations (where observable) and pricing models that may factor in, where appropriate, interest rates, bond or credit default swap spreads and volatility); (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day.  Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Select Dimensions- Mid-Cap Growth Portfolio

Portfolio of Investments September 30, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (95.5%)
	Air Freight/Couriers (4.7%)
17,473	C.H. Robinson Worldwide, Inc.	$890,424
16,153	Expeditors International of Washington, Inc.	562,771
		1,453,195
	Alternative Power Generation (1.5%)
18,936	Covanta Holding Corp.	453,328

	Apparel/Footwear Retail (2.4%)
11,823	Abercrombie & Fitch Co. (Class A)	466,417
12,271	Luluemon Athletica Inc. (Canada)	282,601
		749,018
	Biotechnology (8.1%)
10,275	Gen-Probe Inc. (a)	545,089
28,092	Illumina, Inc. (a)	1,138,569
11,297	Techne Corp. (a)	814,740
		2,498,398
	Broadcasting (1.7%)
11,860	Discovery Communications Inc.	167,938
16,828	Grupo Televisa S.A. (ADR) (Mexico)	368,028
		535,966
	Casino/Gaming (4.4%)
4,550	Penn National Gaming, Inc. (a)	120,894
15,253	Wynn Resorts, Ltd. (a)	1,245,255
		1,366,149
	Chemicals: Major Diversified (1.9%)
32,411	Nalco Holding Co. (a)	600,900

	Chemicals: Specialty (0.8%)
10,003	Rockwood Holdings Inc.	256,677

	Construction Materials (3.8%)
8,491	Martin Marietta Materials, Inc.	950,822
5,314	Texas Industries, Inc.	217,130
		1,167,952
	Engineering & Construction (0.8%)
9,989	Aecom Technology Corp.	244,131

	Finance/Rental/Leasing (2.0%)
50,721	Redecard SA (Brazil)	631,714

	Financial Conglomerates (5.6%)
19,459	Brookfield Asset Management Inc. (Class A) (Canada)	533,955
26,372	Leucadia National Corp. (a)	1,198,344
		1,732,299
	Financial Publishing/Services (2.0%)
11,299	Morningstar, Inc. (a)	626,756

	Gas Distributors (1.4%)
10,264	Questar Corp.	420,003

	Home Building (2.3%)
15,639	Gafisa S.A. (ADR) (Brazil)	401,922
573	NVR, Inc. (a)	327,756
		729,678
	Home Furnishings (1.0%)
4,458	Mohawk Industries, Inc. (a)	300,425

	Hotels/Resorts/Cruiselines (0.9%)
10,133	Choice Hotels International, Inc.	274,604

	Information Technology Services (1.0%)
16,229	Teradata Corp.	316,466

	Internet Retail (2.6%)
20,760	Ctrip.com International Ltd. (ADR) (Cayman Islands)	801,544

	Internet Software/Services (7.3%)
11,443	Akamai Technologies, Inc. (a)	199,566
3,381	Baidu.com, Inc. (ADR) (Cayman Islands) (a)	839,266
4,546	Equinix Inc. (a)	315,765
125,000	Tencent Holdings Ltd. (Cayman Islands) (b)	900,515
		2,255,112
	Investment Banks/Brokers (1.5%)
5,732	IntercontinentalExchange Inc.	462,458

	Investment Managers (1.3%)
21,777	Calamos Asset Management Inc. (Class A)	390,244

	Investment Trusts/Mutual Funds (1.0%)
25,267	Groupe Aeroplan, Inc.	313,152

	Media Conglomerates (0.5%)
11,860	Discovery Communications Inc.	169,005

	Medical Specialties (3.1%)
1,850	Intuitive Surgical, Inc. (a)	445,813
14,843	Mindray Medical International Ltd.	500,654
		946,467
	Miscellaneous Commercial Services (3.6%)
12,363	Corporate Executive Board Co. (The)	386,344
27,566	GLG Partners, Inc.	149,408
11,957	IHS Inc. (Class A) (a)	569,631
		1,105,383
	Movies/Entertainment (0.1%)
1,186	Ascent Media Corp.	28,950

	Oil & Gas Production (11.2%)
7,953	Petrohawk Energy Corp. (a)	172,023
9,046	Range Resources Corp.	387,802
43,285	Southwestern Energy Co. (a)	1,321,924
28,467	Ultra Petroleum Corp. (Canada) (a)	1,575,364
		3,457,113
	Other Consumer Services (4.8%)
301,000	Alibaba.com Ltd. (b)	278,876
5,392	New Oriental Education & Technology Group	346,382
7,523	Priceline.com Inc.	514,799
1,805	Strayer Education, Inc.	361,469
		1,501,526
	Other Metals/Minerals (0.8%)
8,232	Intrepid Potash, Inc.	248,112

	Other Transportation (1.0%)
11,588	Grupo Aeroportuario del Pacifico SA de CV (ADR) (Mexico)	296,189

	Packaged Software (1.6%)
10,102	Salesforce.com Inc. (a)	488,937

	Personnel Services (0.8%)
16,973	Monster Worldwide Inc. (a)	253,067

	Property - Casualty Insurers (1.4%)
1,155	Alleghany Corp. (a)	421,575

	Real Estate Development (1.3%)
13,306	Forest City Enterprises, Inc. (Class A)	408,095

	Restaurants (2.1%)
44,741	Starbucks Corp. (a)	665,299

	Wholesale Distributors (1.7%)
218,000	Li & Fung Ltd. (Hong Kong) (b)	532,413

	Wireless Telecommunications (1.5%)
12,495	NII Holdings Inc. (a)		473,810

	TOTAL COMMON STOCKS
	(Cost $35,608,709)		29,576,110

	CONVERTIBLE PREFERRED STOCK (0.6%)
	Biotechnology
14,664	Ironwood Pharmaceuticals, Inc - 144A (b) (Cost $175,968)		175,968

NUMBER OF
SHARES (000)
	SHORT-TERM INVESTMENT (c) (3.7%)
	Investment Company
1,163	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class
	(Cost $1,163,202)		1,163,202

	TOTAL INVESTMENTS
	(Cost $36,947,879) (d)	99.8%	30,915,280
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.2	60,850
	NET ASSETS	100.0%	$30,976,130

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)

Securities with a total market value of $1,887,772 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(c)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

MS Select Mid-Cap Growth

Notes to the Portfolio of Investments

FAS 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at September 30, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$30,915,277	$29,027,505	$1,711,804	$175,968

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities

Beginning Balance	$0
Net purchases (sales)	175,968
Transfers in and/or out	0
Change in unrealized appreciation/depreciation	0
Realized gains (losses)	0
Ending Balance	$175,968

Net change in unrealized appreciation/ depreciation from investments still held as of September 30, 2008
$0

Valuation of Investments - (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees (where fair value is estimated using recently executed transactions, market price quotations (where observable) and pricing models that may factor in, where appropriate, interest rates, bond or credit default swap spreads and volatility); (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day.  Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Select Dimensions Investment Series

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 18, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 18, 2008